TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life Core Bond(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Growth & Income(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

TIAA-CREF Life International Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Large-Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

TIAA-CREF Life Real Estate Securities(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PVC Equity Income Account—Class 1(1)

TIAA-CREF Life Stock Index(1)	PVC MidCap Account—Class 1(1)

Calamos Growth and Income Portfolio(1)	PSF Natural Resources Portfolio—Class II(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PSF PGIM Jennison Blend Portfolio—Class II(2)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PSF PGIM Jennison Focused Blend Portfolio—Class II(3)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PSF PGIM Jennison Value Portfolio—Class II(1)

Delaware VIP International Series—Standard Class(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA Equity Allocation Portfolio(1)	T. Rowe Price® Health Sciences Portfolio I(1)

DFA VA Global Bond Portfolio(1)	T. Rowe Price® Limited-Term Bond Portfolio(1)

DFA VA Global Moderate Allocation Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA International Small Portfolio(1)	Vanguard VIF Balanced Portfolio(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Global Bond Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF International Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Moderate Allocation Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Vanguard VIF Real Estate Index Portfolio(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Small Company Growth Portfolio(1)

John Hancock Emerging Markets Value Trust(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

LVIP Delaware Diversified Income Fund—Standard Class(1)	Vanguard VIF Total International Stock Market Index Portfolio(1)

Matson Money Fixed Income VI Portfolio(1)	Vanguard VIF Total Stock Market Index Portfolio(1)

Matson Money International Equity VI Portfolio(1)	VY CBRE Global Real Estate Portfolio—Class I(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger International(1)

MFS Global Equity Series—Initial Class(1)	Wanger Select(4)

MFS Growth Series—Initial Class(1)	Wanger Acorn(1)

Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and December 31, 2022.
(2)	Statement of operations and statement of changes in net assets for the period December 8, 2023 (commencement of operations) through December 31, 2023.
(3)

Statement of operations for the period January 1, 2023 through December 8, 2023 and the statement of changes in net assets for the period January 1, 2023 through December 8, 2023 and the year ended December 31, 2022.

(4)

Statement of operations for the period January 1, 2023 through April 21, 2023 and the statement of changes in net assets for the period January 1, 2023 through April 21, 2023 and the year ended December 31, 2022.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VA- 1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 26, 2024

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-3

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$63,986,136	$158,856,414	$129,593,650	$160,041,326	$113,069,217

Total assets	$63,986,136	$158,856,414	$129,593,650	$160,041,326	$113,069,217

LIABILITIES

Amounts due to TIAA	$—	$158,328	$39,980	$431,402	$193,752

Total liabilities	$—	$158,328	$39,980	$431,402	$193,752

NET ASSETS

Accumulation fund	$63,986,136	$158,698,086	$116,747,008	$138,406,892	$107,701,627

Annuity fund	—	—	12,806,662	21,203,032	5,173,838

Net assets	$63,986,136	$158,698,086	$129,553,670	$159,609,924	$112,875,465

Investments, at cost	$65,565,891	$172,863,939	$119,784,022	$158,904,691	$103,125,723

Shares held in corresponding Funds	5,301,254	17,361,357	7,243,916	8,832,303	12,236,928

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$87.96	$124.73	$40.57

Lifetime Variable Select Annuity	—	41.93	88.02	124.66	40.57

Intelligent Variable Annuity

Band 1	41.68	42.61	89.42	126.70	41.21

Band 2	42.30	43.65	91.60	129.79	42.21

Band 3	42.72	44.36	93.08	131.89	42.89

Band 4	43.36	45.44	95.35	135.10	43.94

Band 5	41.27	41.93	87.99	124.68	40.55

Band 6	41.89	42.95	90.14	127.72	41.54

Band 7	42.30	43.65	91.60	129.79	42.21

Band 8	42.93	44.71	93.83	132.95	43.24

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,485,916	$4,742,986	$299,698	$1,593,551	$2,257,459

Expenses

Administrative expenses	60,139	175,815	189,468	250,351	148,533

Mortality and expense risk charges	122,603	246,847	348,323	449,394	262,469

Guaranteed minimum death benefits	30,941	47,268	12,898	16,372	22,275

Total expenses	213,683	469,930	550,689	716,117	433,277

Net investment income (loss)	1,272,233	4,273,056	(250,991)	877,434	1,824,182

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(418,861)	(6,424,126)	(2,531,171)	1,227,473	2,762,991

Capital gain distributions	1,656,557	—	—	31,503,518	—

Net realized gain (loss)	1,237,696	(6,424,126)	(2,531,171)	32,730,991	2,762,991

Net change in unrealized appreciation (depreciation) on investments	6,159,332	11,074,108	44,863,100	7,220,726	11,025,269

Net realized and unrealized gain (loss) on investments	7,397,028	4,649,982	42,331,929	39,951,717	13,788,260

Net increase (decrease) in net assets from operations	$8,669,261	$8,923,038	$42,080,938	$40,829,151	$15,612,442

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$69,085,115	$106,764,093	$63,726,506	$58,177,742	$85,024,884

Total assets	$69,085,115	$106,764,093	$63,726,506	$58,177,742	$85,024,884

LIABILITIES

Amounts due to TIAA	$108,765	$314,457	$56,088	$28,902	$148,776

Total liabilities	$108,765	$314,457	$56,088	$28,902	$148,776

NET ASSETS

Accumulation fund	$60,789,794	$106,449,636	$56,263,777	$52,007,183	$77,369,457

Annuity fund	8,186,556	—	7,406,641	6,141,657	7,506,651

Net assets	$68,976,350	$106,449,636	$63,670,418	$58,148,840	$84,876,108

Investments, at cost	$61,541,215	$106,764,093	$66,995,359	$56,281,187	$76,955,877

Shares held in corresponding Funds	3,758,711	106,764,093	4,668,608	4,268,360	4,541,928

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$136.68	$—	$144.17	$171.78	$116.48

Lifetime Variable Select Annuity	136.71	11.96	144.28	171.88	116.92

Intelligent Variable Annuity

Band 1	138.86	12.17	146.49	174.52	118.31

Band 2	142.24	12.46	150.07	178.78	121.20

Band 3	144.55	12.67	152.50	181.67	123.16

Band 4	148.07	12.97	156.22	186.10	126.16

Band 5	136.64	11.97	144.16	171.74	116.43

Band 6	139.98	12.27	147.68	175.93	119.27

Band 7	142.24	12.46	150.07	178.78	121.20

Band 8	145.71	12.77	153.73	183.14	124.15

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,110,007	$4,933,800	$1,609,211	$461,394	$1,095,398

Expenses

Administrative expenses	107,300	109,229	106,803	88,905	125,383

Mortality and expense risk charges	180,039	162,659	196,237	159,037	218,644

Guaranteed minimum death benefits	10,537	35,537	4,764	6,682	10,081

Total expenses	297,876	307,425	307,804	254,624	354,108

Net investment income (loss)	812,131	4,626,375	1,301,407	206,770	741,290

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,574,338	—	(1,913,369)	(1,222,899)	1,158,793

Capital gain distributions	975,726	—	—	1,315,506	2,249,283

Net realized gain (loss)	3,550,064	—	(1,913,369)	92,607	3,408,076

Net change in unrealized appreciation (depreciation) on investments	4,231,694	—	7,286,170	8,737,803	11,537,605

Net realized and unrealized gain (loss) on investments	7,781,758	—	5,372,801	8,830,410	14,945,681

Net increase (decrease) in net assets from operations	$8,593,889	$4,626,375	$6,674,208	$9,037,180	$15,686,971

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-5

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$608,774,650	$4,527,546	$30,789,939	$5,341,366	$560,867

Amounts due from TIAA	—	—	—	250	—

Total assets	$608,774,650	$4,527,546	$30,789,939	$5,341,616	$560,867

LIABILITIES

Amounts due to TIAA	$366,400	$2,575	$102,325	$—	$—

Total liabilities	$366,400	$2,575	$102,325	$—	$—

NET ASSETS

Accumulation fund	$554,986,066	$4,524,971	$30,687,614	$5,341,616	$560,867

Annuity fund	53,422,184	—	—	—	—

Net assets	$608,408,250	$4,524,971	$30,687,614	$5,341,616	$560,867

Investments, at cost	$430,616,953	$3,988,998	$35,676,355	$5,655,317	$727,579

Shares held in corresponding Funds	15,541,860	231,707	1,798,478	195,297	31,741

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$146.29	$—	$—	$—	$—

Lifetime Variable Select Annuity	146.22	—	—	—	—

Intelligent Variable Annuity

Band 1	148.61	—	51.90	59.55	21.31

Band 2	152.23	—	53.17	61.01	21.64

Band 3	154.70	—	54.03	61.99	21.86

Band 4	158.47	46.41	55.34	63.50	22.19

Band 5	146.24	—	51.07	58.60	21.09

Band 6	149.81	—	52.32	60.03	21.42

Band 7	152.23	—	53.17	61.01	—

Band 8	155.94	45.67	54.46	62.49	21.97

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$8,280,042	$24,353	$85,544	$—	$137,536

Expenses

Administrative expenses	845,302	4,270	28,314	5,246	700

Mortality and expense risk charges	1,567,150	—	59,564	8,919	1,464

Guaranteed minimum death benefits	106,057	1,325	13,227	1,971	184

Total expenses	2,518,509	5,595	101,105	16,136	2,348

Net investment income (loss)	5,761,533	18,758	(15,561)	(16,136)	135,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	36,753,961	55,837	(5,449,344)	(1,031,797)	(78,397)

Capital gain distributions	5,178,044	117,483	2,905,896	—	—

Net realized gain (loss)	41,932,005	173,320	(2,543,448)	(1,031,797)	(78,397)

Net change in unrealized appreciation (depreciation) on investments	79,942,279	589,819	8,800,096	1,471,818	(131,651)

Net realized and unrealized gain (loss) on investments	121,874,284	763,139	6,256,648	440,021	(210,048)

Net increase (decrease) in net assets from operations	$127,635,817	$781,897	$6,241,087	$423,885	$(74,860)

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$42,522,510	$32,385,580	$11,403,425	$56,362,508	$44,290,042

Total assets	$42,522,510	$32,385,580	$11,403,425	$56,362,508	$44,290,042

LIABILITIES

Amounts due to TIAA	$118,161	$58,045	$—	$11,799	$5,469

Total liabilities	$118,161	$58,045	$—	$11,799	$5,469

NET ASSETS

Accumulation fund	$42,404,349	$32,327,535	$11,403,425	$56,350,709	$44,284,573

Net assets	$42,404,349	$32,327,535	$11,403,425	$56,350,709	$44,284,573

Investments, at cost	$42,790,678	$30,588,435	$10,804,590	$59,516,018	$42,391,159

Shares held in corresponding Funds	2,538,657	843,594	803,624	5,804,584	2,937,005

UNIT VALUE

Intelligent Variable Annuity

Band 1	$17.46	$96.00	$43.68	$27.47	$43.98

Band 2	17.88	98.34	44.11	27.95	44.66

Band 3	18.17	99.93	44.39	28.28	45.12

Band 4	18.61	102.37	44.83	28.78	45.81

Band 5	17.18	94.47	43.40	27.15	43.54

Band 6	17.60	96.77	43.82	27.63	44.21

Band 7	17.88	98.34	44.11	27.95	44.66

Band 8	18.32	100.74	44.54	28.45	45.35

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$604,010	$290,644	$233,808	$2,216,634	$1,131,148

Expenses

Administrative expenses	42,994	30,295	10,759	54,510	40,636

Mortality and expense risk charges	76,444	50,202	20,142	98,344	78,130

Guaranteed minimum death benefits	17,894	11,393	2,009	14,167	20,091

Total expenses	137,332	91,890	32,910	167,021	138,857

Net investment income (loss)	466,678	198,754	200,898	2,049,613	992,291

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,335,351)	924,980	293,123	(829,822)	(152,723)

Capital gain distributions	—	1,283,947	233,189	—	460,311

Net realized gain (loss)	(2,335,351)	2,208,927	526,312	(829,822)	307,588

Net change in unrealized appreciation (depreciation) on investments	7,292,569	391,234	1,248,258	1,307,437	4,265,188

Net realized and unrealized gain (loss) on investments	4,957,218	2,600,161	1,774,570	477,615	4,572,776

Net increase (decrease) in net assets from operations	$5,423,896	$2,798,915	$1,975,468	$2,527,228	$5,565,067

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-7

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$48,288,191	$98,823,747	$78,661,796	$72,424,146	$50,665,162

Amounts due from TIAA	—	—	142,192	—	—

Total assets	$48,288,191	$98,823,747	$78,803,988	$72,424,146	$50,665,162

LIABILITIES

Amounts due to TIAA	$75,546	$369,545	$—	$28,674	$20,134

Total liabilities	$75,546	$369,545	$—	$28,674	$20,134

NET ASSETS

Accumulation fund	$48,212,645	$98,454,202	$78,803,988	$72,395,472	$50,645,028

Net assets	$48,212,645	$98,454,202	$78,803,988	$72,395,472	$50,645,028

Investments, at cost	$47,898,589	$87,528,716	$79,595,532	$65,766,848	$49,582,122

Shares held in corresponding Funds	4,064,663	7,261,113	7,842,652	2,225,696	2,241,821

UNIT VALUE

Intelligent Variable Annuity

Band 1	$50.77	$46.89	$26.33	$78.90	$87.73

Band 2	51.67	47.71	26.80	80.30	89.28

Band 3	52.27	48.27	27.11	81.24	90.32

Band 4	53.20	49.13	27.59	82.67	91.92

Band 5	50.18	46.34	26.03	77.99	86.71

Band 6	51.07	47.16	26.49	79.37	88.24

Band 7	51.67	47.71	26.80	80.30	89.28

Band 8	52.58	48.56	27.27	81.71	90.85

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,446,502	$4,503,394	$2,949,818	$1,581,122	$732,428

Expenses

Administrative expenses	45,990	95,308	78,565	68,200	45,514

Mortality and expense risk charges	91,360	181,466	151,959	130,951	80,232

Guaranteed minimum death benefits	16,006	33,406	28,344	22,134	14,070

Total expenses	153,356	310,180	258,868	221,285	139,816

Net investment income (loss)	1,293,146	4,193,214	2,690,950	1,359,837	592,612

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	325,999	5,144,368	(176,129)	4,377,325	3,908,901

Capital gain distributions	—	898,721	—	963,649	3,259,158

Net realized gain (loss)	325,999	6,043,089	(176,129)	5,340,974	7,168,059

Net change in unrealized appreciation (depreciation) on investments	4,377,187	5,201,975	1,058,485	303,728	809,696

Net realized and unrealized gain (loss) on investments	4,703,186	11,245,064	882,356	5,644,702	7,977,755

Net increase (decrease) in net assets from operations	$5,996,332	$15,438,278	$3,573,306	$7,004,539	$8,570,367

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

ASSETS

Investments, at value	$7,889,038	$2,370,918	$14,029,020	$14,690,049	$1,762,174

Total assets	$7,889,038	$2,370,918	$14,029,020	$14,690,049	$1,762,174

LIABILITIES

Amounts due to TIAA	$3,207	$—	$8,248	$—	$—

Total liabilities	$3,207	$—	$8,248	$—	$—

NET ASSETS

Accumulation fund	$7,885,831	$2,370,918	$14,020,772	$14,690,049	$1,762,174

Net assets	$7,885,831	$2,370,918	$14,020,772	$14,690,049	$1,762,174

Investments, at cost	$8,236,823	$2,560,916	$13,816,736	$14,102,062	$1,386,805

Shares held in corresponding Funds	529,111	150,630	822,334	310,244	41,887

UNIT VALUE

Intelligent Variable Annuity

Band 1	$39.00	$42.57	$81.47	$182.87	$—

Band 2	39.95	43.61	83.46	187.32	—

Band 3	40.60	44.31	84.81	190.36	—

Band 4	41.59	45.40	86.88	195.00	87.45

Band 5	38.38	41.89	80.17	179.95	—

Band 6	39.32	42.91	82.13	184.34	—

Band 7	39.95	—	83.46	187.32	—

Band 8	40.93	44.67	85.49	191.89	86.06

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$449,147	$46,894	$—	$25,029	$26,219

Expenses

Administrative expenses	8,494	2,206	12,319	12,642	1,727

Mortality and expense risk charges	6,972	1,091	21,869	9,612	7

Guaranteed minimum death benefits	3,386	1,311	4,661	5,070	334

Total expenses	18,852	4,608	38,849	27,324	2,068

Net investment income (loss)	430,295	42,286	(38,849)	(2,295)	24,151

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(136,644)	(49,883)	(2,308,084)	(770,226)	65,696

Capital gain distributions	517,301	188,022	—	—	—

Net realized gain (loss)	380,657	138,139	(2,308,084)	(770,226)	65,696

Net change in unrealized appreciation (depreciation) on investments	(135,526)	105,780	5,335,526	4,893,024	89,429

Net realized and unrealized gain (loss) on investments	245,131	243,919	3,027,442	4,122,798	155,125

Net increase (decrease) in net assets from operations	$675,426	$286,205	$2,988,593	$4,120,503	$179,276

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-9

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

ASSETS

Investments, at value	$8,836,169	$44,387,891	$63,527,389	$26,036,415	$19,123,111

Amounts due from TIAA	—	—	—	—	1,691

Total assets	$8,836,169	$44,387,891	$63,527,389	$26,036,415	$19,124,802

LIABILITIES

Amounts due to TIAA	$7,435	$82,822	$24,392	$14,503	$—

Total liabilities	$7,435	$82,822	$24,392	$14,503	$—

NET ASSETS

Accumulation fund	$8,828,734	$44,305,069	$63,502,997	$26,021,912	$19,124,802

Net assets	$8,828,734	$44,305,069	$63,502,997	$26,021,912	$19,124,802

Investments, at cost	$8,329,626	$39,756,604	$69,546,160	$26,306,018	$18,092,819

Shares held in corresponding Funds	504,060	4,421,105	7,124,301	1,097,657	752,286

UNIT VALUE

Intelligent Variable Annuity

Band 1	$47.67	$34.68	$17.11	$25.32	$33.38

Band 2	48.84	35.16	17.53	25.69	33.87

Band 3	49.63	35.48	17.81	25.95	34.21

Band 4	50.84	35.96	18.25	26.34	34.72

Band 5	46.91	34.37	16.84	25.07	33.05

Band 6	48.06	34.84	17.25	25.44	33.54

Band 7	48.84	35.16	17.53	25.69	33.87

Band 8	50.03	35.64	17.95	26.08	34.38

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Accounti	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$95,033	$687,913	$2,499,492	$682,220	$576,520

Expenses

Administrative expenses	8,476	42,395	61,132	25,852	18,374

Mortality and expense risk charges	2,730	88,356	73,311	59,657	42,419

Guaranteed minimum death benefits	2,687	18,343	24,923	9,952	5,724

Total expenses	13,893	149,094	159,366	95,461	66,517

Net investment income (loss)	81,140	538,819	2,340,126	586,759	510,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	86,949	377,914	(3,168,858)	(886,859)	702,561

Capital gain distributions	233,526	—	—	—	—

Net realized gain (loss)	320,475	377,914	(3,168,858)	(886,859)	702,561

Net change in unrealized appreciation (depreciation) on investments	506,125	4,952,195	4,439,080	1,548,344	1,483,977

Net realized and unrealized gain (loss) on investments	826,600	5,330,109	1,270,222	661,485	2,186,538

Net increase (decrease) in net assets from operations	$907,740	$5,868,928	$3,610,348	$1,248,244	$2,696,541

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

ASSETS

Investments, at value	$26,582,880	$5,906,973	$1,012,051	$9,495,903	$3,445,913

Amounts due from TIAA	9,639	6,917	—	—	—

Total assets	$26,592,519	$5,913,890	$1,012,051	$9,495,903	$3,445,913

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$—	$6,252

Total liabilities	$—	$—	$—	$—	$6,252

NET ASSETS

Accumulation fund	$26,592,519	$5,913,890	$1,012,051	$9,495,903	$3,439,661

Net assets	$26,592,519	$5,913,890	$1,012,051	$9,495,903	$3,439,661

Investments, at cost	$26,990,881	$5,913,862	$985,228	$8,941,518	$3,675,860

Shares held in corresponding Funds	846,858	275,127	16,786	419,616	106,850

UNIT VALUE

Intelligent Variable Annuity

Band 1	$52.39	$42.40	$—	$54.80	$81.59

Band 2	53.17	43.43	—	56.14	83.58

Band 3	53.70	44.14	—	57.05	84.94

Band 4	54.50	45.21	132.56	58.44	87.01

Band 5	51.88	41.72	—	53.93	80.29

Band 6	52.65	42.74	—	55.24	82.25

Band 7	53.17	43.43	—	56.14	83.58

Band 8	53.96	44.49	130.45	57.51	85.62

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$259,218	$44,800	$—	$26,141	$125,458

Expenses

Administrative expenses	25,177	5,622	884	8,729	3,678

Mortality and expense risk charges	56,646	6,170	6	9,777	3,693

Guaranteed minimum death benefits	8,135	1,517	265	3,824	1,706

Total expenses	89,958	13,309	1,155	22,330	9,077

Net investment income (loss)	169,260	31,491	(1,155)	3,811	116,381

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	894,198	(140,094)	(3,096)	(1,020,457)	(113,045)

Capital gain distributions	1,720,639	247,597	69,755	452,241	194,127

Net realized gain (loss)	2,614,837	107,503	66,659	(568,216)	81,082

Net change in unrealized appreciation (depreciation) on investments	1,074,918	581,605	202,513	2,404,155	(291,712)

Net realized and unrealized gain (loss) on investments	3,689,755	689,108	269,172	1,835,939	(210,630)

Net increase (decrease) in net assets from operations	$3,859,015	$720,599	$268,017	$1,839,750	$(94,249)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-11

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$45,148,119	$2,256,786	$3,779,130	$2,925,972	$41,403,433

Total assets	$45,148,119	$2,256,786	$3,779,130	$2,925,972	$41,403,433

LIABILITIES

Amounts due to TIAA	$89,001	$—	$—	$—	$73,901

Total liabilities	$89,001	$—	$—	$—	$73,901

NET ASSETS

Accumulation fund	$45,059,118	$2,256,786	$3,779,130	$2,925,972	$41,329,532

Net assets	$45,059,118	$2,256,786	$3,779,130	$2,925,972	$41,329,532

Investments, at cost	$44,500,309	$1,975,925	$4,179,720	$3,778,128	$44,596,184

Shares held in corresponding Funds	2,864,728	67,670	410,775	549,995	3,924,496

UNIT VALUE

Intelligent Variable Annuity

Band 1	$40.28	$57.97	$23.30	$22.30	$31.27

Band 2	41.27	59.38	23.87	22.64	31.75

Band 3	41.93	60.34	24.25	22.88	32.07

Band 4	42.96	61.81	24.84	23.23	32.56

Band 5	39.64	57.04	22.93	22.08	30.95

Band 6	40.61	58.43	23.49	22.42	31.42

Band 7	41.27	59.38	23.87	22.64	31.75

Band 8	42.27	60.83	24.45	22.99	32.23

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$440,619	$7,006	$123,111	$497,457	$2,283,202

Expenses

Administrative expenses	41,759	2,031	4,041	3,158	38,940

Mortality and expense risk charges	79,667	1,777	2,377	5,234	83,090

Guaranteed minimum death benefits	18,104	554	1,228	1,254	16,455

Total expenses	139,530	4,362	7,646	9,646	138,485

Net investment income (loss)	301,089	2,644	115,465	487,811	2,144,717

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	281,089	40,024	(253,541)	(683,919)	(2,325,694)

Capital gain distributions	2,223,680	33,059	—	—	—

Net realized gain (loss)	2,504,769	73,083	(253,541)	(683,919)	(2,325,694)

Net change in unrealized appreciation (depreciation) on investments	1,607,814	412,014	441,266	(56,547)	4,259,083

Net realized and unrealized gain (loss) on investments	4,112,583	485,097	187,725	(740,466)	1,933,389

Net increase (decrease) in net assets from operations	$4,413,672	$487,741	$303,190	$(252,655)	$4,078,106

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF Natural Resources Portfolio—Class II Sub-Account

ASSETS

Investments, at value	$5,915,047	$101,338,432	$98,576,277	$8,894,402	$3,092,379

Total assets	$5,915,047	$101,338,432	$98,576,277	$8,894,402	$3,092,379

LIABILITIES

Amounts due to TIAA	$—	$138,205	$173,910	$—	$—

Total liabilities	$—	$138,205	$173,910	$—	$—

NET ASSETS

Accumulation fund	$5,915,047	$101,200,227	$98,402,367	$8,894,402	$3,092,379

Net assets	$5,915,047	$101,200,227	$98,402,367	$8,894,402	$3,092,379

Investments, at cost	$6,358,834	$110,655,329	$98,340,134	$8,309,971	$2,631,294

Shares held in corresponding Funds	614,870	$8,758,724	3,583,289	141,114	76,431

UNIT VALUE

Intelligent Variable Annuity

Band 1	$18.44	$19.59	$60.17	$—	$61.79

Band 2	18.89	20.06	61.63	—	63.30

Band 3	19.20	20.39	62.63	—	64.32

Band 4	19.66	20.89	64.16	89.54	65.89

Band 5	18.15	19.27	59.21	—	60.81

Band 6	18.59	19.74	60.65	84.65	62.29

Band 7	18.89	20.06	61.63	—	63.30

Band 8	19.35	20.55	63.13	88.12	64.84

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF Natural Resources Portfolio—Class II Sub-Account

INVESTMENT INCOME

Dividends	$134,571	$3,141,912	$1,946,648	$—	$—

Expenses

Administrative expenses	5,598	99,898	92,503	7,938	3,134

Mortality and expense risk charges	5,038	173,374	148,158	1,561	2,661

Guaranteed minimum death benefits	1,080	39,616	36,804	2,888	1,066

Total expenses	11,716	312,888	277,465	12,387	6,861

Net investment income (loss)	122,855	2,829,024	1,669,183	(12,387)	(6,861)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(330,811)	(3,327,014)	611,395	(152,602)	294,657

Capital gain distributions	61,378	—	4,327,785	199,513	—

Net realized gain (loss)	(269,433)	(3,327,014)	4,939,180	46,911	294,657

Net change in unrealized appreciation (depreciation) on investments	433,193	3,986,087	3,246,258	1,821,100	(250,178)

Net realized and unrealized gain (loss) on investments	163,760	659,073	8,185,438	1,868,011	44,479

Net increase (decrease) in net assets from operations	$286,615	3,488,097	$9,854,621	$1,855,624	$37,618

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-13

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account (i)	PSF PGIM Jennison Focused Blend Portfolio— Class II Sub-Account †	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$24,831,950	$—	$8,799,801	$873,444	$9,246,176

Amounts due from TIAA	670,304	—	—	—	—

Total assets	$25,502,254	$—	$8,799,801	$873,444	$9,246,176

LIABILITIES

Amounts due to TIAA	$—	$—	$13,296	$—	$2,762

Total liabilities	$—	$—	$13,296	$—	$2,762

NET ASSETS

Accumulation fund	$25,502,254	$—	$8,786,505	$873,444	$9,243,414

Net assets	$25,502,254	$—	$8,786,505	$873,444	$9,243,414

Investments, at cost	$23,925,736	$—	$5,906,222	$1,019,513	$8,302,482

Shares held in corresponding Funds	263,693	—	180,620	95,250	964,148

UNIT VALUE

Intelligent Variable Annuity

Band 1	$59.52	$—	$65.98	$31.57	$28.94

Band 2	60.97	—	67.59	32.34	29.65

Band 3	61.96	—	—	32.86	30.13

Band 4	63.47	—	70.36	33.66	30.86

Band 5	58.57	—	64.93	31.06	28.48

Band 6	60.00	—	66.52	31.82	29.18

Band 7	60.97	—	67.59	32.34	29.65

Band 8	62.46	—	69.24	33.12	30.37

	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account (i)	PSF PGIM Jennison Focused Blend Portfolio— Class II Sub-Account †	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$71,320

Expenses

Administrative expenses	1,436	21,703	8,242	808	7,881

Mortality and expense risk charges	1,589	31,391	2,670	469	4,405

Guaranteed minimum death benefits	479	7,215	2,949	188	2,455

Total expenses	3,504	60,309	13,861	1,465	14,741

Net investment income (loss)	(3,504)	(60,309)	(13,861)	(1,465)	56,579

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	46,633	6,596,077	176,860	(47,670)	396,432

Capital gain distributions	—	—	—	—	740,676

Net realized gain (loss)	46,633	6,596,077	176,860	(47,670)	1,137,108

Net change in unrealized appreciation (depreciation) on investments	906,214	(1,193,642)	980,441	179,850	706,164

Net realized and unrealized gain (loss) on investments	952,847	5,402,435	1,157,301	132,180	1,843,272

Net increase (decrease) in net assets from operations	$949,343	$5,342,126	$1,143,440	$130,715	$1,899,851

(i)	For the period December 8, 2023 (commencement of operations) to December 31, 2023.
†	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account merged into PSF PGIM Jennison Blend Portfolio—Class II Sub-Account on December 8, 2023.

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$6,907,112	$52,452,550	$26,156,686	$4,283,842	$20,826,492

Total assets	$6,907,112	$52,452,550	$26,156,686	$4,283,842	$20,826,492

LIABILITIES

Amounts due to TIAA	$—	$125,060	$9,727	$—	$11,552

Total liabilities	$—	$125,060	$9,727	$—	$11,552

NET ASSETS

Accumulation fund	$6,907,112	$52,327,490	$26,146,959	$4,283,842	$20,814,940

Net assets	$6,907,112	$52,327,490	$26,146,959	$4,283,842	$20,814,940

Investments, at cost	$7,219,798	$53,357,186	$26,904,902	$4,196,085	$18,463,706

Shares held in corresponding Funds	124,880	11,255,912	3,151,408	183,935	449,040

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.45	$27.47	$17.68	$34.54	$68.18

Band 2	54.18	27.96	18.11	34.73	69.11

Band 3	54.67	28.30	18.40	34.86	69.74

Band 4	55.42	28.80	18.85	35.05	70.69

Band 5	52.96	27.15	17.40	34.41	67.57

Band 6	53.69	27.63	17.82	34.60	68.49

Band 7	54.18	27.96	18.11	—	69.11

Band 8	54.92	28.54	18.55	34.92	70.05

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$1,754,911	$551,730	$81,770	$190,672

Expenses

Administrative expenses	6,864	52,973	23,989	4,018	18,509

Mortality and expense risk charges	11,784	97,534	41,496	7,697	21,086

Guaranteed minimum death benefits	3,983	24,646	8,174	893	2,491

Total expenses	22,631	175,153	73,659	12,608	42,086

Net investment income (loss)	(22,631)	1,579,758	478,071	69,162	148,586

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(42,007)	(1,248,974)	(2,224,783)	(395,104)	172,137

Capital gain distributions	240,154	—	17,865	158,463	918,605

Net realized gain (loss)	198,147	(1,248,974)	(2,206,918)	(236,641)	1,090,742

Net change in unrealized appreciation (depreciation) on investments	(4,476)	2,039,932	4,534,660	688,773	3,265,123

Net realized and unrealized gain (loss) on investments	193,671	790,958	2,327,742	452,132	4,355,865

Net increase (decrease) in net assets from operations	$171,040	$2,370,716	$2,805,813	$521,294	$4,504,451

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-15

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account

ASSETS

Investments, at value	$2,894,250	$179,988,664	$3,008,322	$56,792,240	$4,135,267

Amounts due from TIAA	—	566	—	—	—

Total assets	$2,894,250	$179,989,230	$3,008,322	$56,792,240	$4,135,267

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$57,027	$—

Total liabilities	$—	$—	$—	$57,027	$—

NET ASSETS

Accumulation fund	$2,894,250	$179,989,230	$3,008,322	$56,735,213	$4,135,267

Net assets	$2,894,250	$179,989,230	$3,008,322	$56,735,213	$4,135,267

Investments, at cost	$3,011,846	$143,644,782	$2,969,287	$56,861,003	$3,914,912

Shares held in corresponding Funds	118,423	2,955,964	161,738	7,705,867	168,306

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.93	$66.54	$22.86	$35.62	$33.57

Band 2	29.09	67.45	22.98	36.10	33.76

Band 3	29.20	68.06	23.07	36.43	33.88

Band 4	29.36	68.99	23.19	36.93	34.07

Band 5	28.83	65.94	—	35.30	33.45

Band 6	28.99	66.84	22.90	35.78	33.63

Band 7	29.09	67.45	22.98	36.10	33.76

Band 8	29.25	68.37	23.11	36.60	33.94

	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$54,153	$2,197,541	$39,168	$2,603,717	$72,045

Expenses

Administrative expenses	2,725	159,106	2,557	53,339	4,331

Mortality and expense risk charges	5,493	219,848	2,830	109,551	7,376

Guaranteed minimum death benefits	772	26,441	381	20,822	1,815

Total expenses	8,990	405,395	5,768	183,712	13,522

Net investment income (loss)	45,163	1,792,146	33,400	2,420,005	58,523

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(113,120)	4,769,400	(166,909)	(1,449,914)	(854,744)

Capital gain distributions	70,091	4,867,051	3,412	—	155,361

Net realized gain (loss)	(43,029)	9,636,451	(163,497)	(1,449,914)	(699,383)

Net change in unrealized appreciation (depreciation) on investments	309,218	25,306,767	271,975	4,775,648	1,264,923

Net realized and unrealized gain (loss) on investments	266,189	34,943,218	108,478	3,325,734	565,540

Net increase (decrease) in net assets from operations	$311,352	$36,735,364	$141,878	$5,745,739	$624,063

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$94,654,377	$5,044,191	$36,324,154	$21,914,547	$276,977,817

Total assets	$94,654,377	$5,044,191	$36,324,154	$21,914,547	$276,977,817

LIABILITIES

Amounts due to TIAA	$69,480	$—	$61,180	$14,685	$47,405

Total liabilities	$69,480	$—	$61,180	$14,685	$47,405

NET ASSETS

Accumulation fund	$94,584,897	$5,044,191	$36,262,974	$21,899,862	$276,930,412

Net assets	$94,584,897	$5,044,191	$36,262,974	$21,899,862	$276,930,412

Investments, at cost	$91,749,114	$4,918,292	$38,496,945	$22,415,125	$296,169,829

Shares held in corresponding Funds	3,955,469	173,280	3,047,328	1,244,438	26,056,239

UNIT VALUE

Intelligent Variable Annuity

Band 1	$52.86	$32.37	$37.74	$51.42	$26.69

Band 2	53.58	32.55	38.26	52.12	27.05

Band 3	54.07	32.67	38.60	52.60	27.30

Band 4	54.81	—	39.13	53.32	27.67

Band 5	52.39	32.25	37.40	50.96	26.45

Band 6	53.10	32.43	37.91	51.65	26.81

Band 7	53.58	32.55	38.26	52.12	27.05

Band 8	54.32	32.73	38.78	52.84	27.42

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,229,940	$102,688	$805,451	$75,898	$6,404,445

Expenses

Administrative expenses	86,808	4,846	33,001	19,411	262,069

Mortality and expense risk charges	170,527	10,768	62,350	34,243	521,256

Guaranteed minimum death benefits	33,598	1,937	9,687	6,903	97,551

Total expenses	290,933	17,551	105,038	60,557	880,876

Net investment income (loss)	939,007	85,137	700,413	15,341	5,523,569

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(342,904)	(137,749)	(787,592)	(811,916)	(11,255,403)

Capital gain distributions	1,543,468	163,671	1,519,536	—	—

Net realized gain (loss)	1,200,564	25,922	731,944	(811,916)	(11,255,403)

Net change in unrealized appreciation (depreciation) on investments	10,756,957	596,567	2,358,673	4,264,173	19,252,977

Net realized and unrealized gain (loss) on investments	11,957,521	622,489	3,090,617	3,452,257	7,997,574

Net increase (decrease) in net assets from operations	$12,896,528	$707,626	$3,791,030	$3,467,598	$13,521,143

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-17

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2023

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account

ASSETS

Investments, at value	$21,959,709	$29,074,568	$8,159,150	$12,285,785	$—

Total assets	$21,959,709	$29,074,568	$8,159,150	$12,285,785	$—

LIABILITIES

Amounts due to TIAA	$—	$—	$13,388	$13,093	$—

Total liabilities	$—	$—	$13,388	$13,093	$—

NET ASSETS

Accumulation fund	$21,959,709	$29,074,568	$8,145,762	$12,272,692	$—

Net assets	$21,959,709	$29,074,568	$8,145,762	$12,272,692	$—

Investments, at cost	$22,201,387	$27,500,291	$8,184,722	$12,755,448	$—

Shares held in corresponding Funds	1,041,238	587,959	793,692	602,835	—

UNIT VALUE

Intelligent Variable Annuity

Band 1	$35.94	$43.38	$49.88	$74.09	$—

Band 2	36.14	43.62	50.92	75.90	—

Band 3	36.27	43.78	51.62	77.13	—

Band 4	36.47	44.02	52.69	79.01	—

Band 5	35.81	43.22	49.21	72.91	—

Band 6	36.00	43.46	50.23	74.69	—

Band 7	36.14	43.62	50.92	75.90	—

Band 8	36.34	43.86	51.97	77.75	—

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account ‡

INVESTMENT INCOME

Dividends	$572,480	$269,837	$147,416	$37,174	$—

Expenses

Administrative expenses	19,971	24,680	7,266	11,495	553

Mortality and expense risk charges	32,743	42,762	9,409	12,639	200

Guaranteed minimum death benefits	4,660	5,375	2,690	4,253	171

Total expenses	57,374	72,817	19,365	28,387	924

Net investment income (loss)	515,106	197,020	128,051	8,787	(924)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,194,642)	(1,061,597)	(182,506)	(1,210,319)	(1,112,625)

Capital gain distributions	239,726	1,315,113	75,921	—	—

Net realized gain (loss)	(954,916)	253,516	(106,585)	(1,210,319)	(1,112,625)

Net change in unrealized appreciation (depreciation) on investments	3,360,925	5,277,424	880,064	3,008,432	1,264,034

Net realized and unrealized gain (loss) on investments	2,406,009	5,530,940	773,479	1,798,113	151,409

Net increase (decrease) in net assets from operations	$2,921,115	$5,727,960	$901,530	$1,806,900	$150,485

‡	Wanger Select merged operations with Wanger Acorn on April 21, 2023.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$6,011,750	$12,750,257

Amounts due from TIAA	1,874	—

Total assets	$6,013,624	$12,750,257

LIABILITIES

Amounts due to TIAA	$—	$19,363

Total liabilities	$—	$19,363

NET ASSETS

Accumulation fund	$6,013,624	$12,730,894

Net assets	$6,013,624	$12,730,894

Investments, at cost	$5,386,559	$13,834,471

Shares held in corresponding Funds	450,994	2,117,983

UNIT VALUE

Intelligent Variable Annuity

Band 1	$109.94	$19.02

Band 2	112.62	19.49

Band 3	114.45	19.80

Band 4	117.24	20.28

Band 5	108.19	18.72

Band 6	110.83	19.18

Band 7	112.62	19.49

Band 8	115.37	19.96

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2023

	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$—	$685,625

Expenses

Administrative expenses	5,019	12,407

Mortality and expense risk charges	6,771	22,077

Guaranteed minimum death benefits	1,821	4,914

Total expenses	13,611	39,398

Net investment income (loss)	(13,611)	646,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(440,696)	(920,943)

Capital gain distributions	—	—

Net realized gain (loss)	(440,696)	(920,943)

Net change in unrealized appreciation (depreciation) on investments	1,390,499	1,439,060

Net realized and unrealized gain (loss) on investments	949,803	518,117

Net increase (decrease) in net assets from operations	$936,192	$1,164,344

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-19

Statements of Changes in Net Assets

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$1,272,233	$1,408,681	$4,273,056	$3,043,416

Net realized gain (loss)	1,237,696	4,065,029	(6,424,126)	(3,729,037)

Net change in unrealized appreciation (depreciation) on investments	6,159,332	(18,009,954)	11,074,108	(23,786,256)

Net increase (decrease) in net assets from operations	8,669,261	(12,536,244)	8,923,038	(24,471,877)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,526,466	610,267	4,411,886	3,649,423

Net contractowner transfers	(2,050,246)	(2,723,387)	1,898,229	(411,530)

Withdrawals and death benefits (b)	(2,720,799)	(2,478,857)	(8,547,608)	(8,374,519)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,244,579)	(4,591,977)	(2,237,493)	(5,136,626)

Net increase (decrease) in net assets	5,424,682	(17,128,221)	6,685,545	(29,608,503)

NET ASSETS

Beginning of period	58,561,454	75,689,675	152,012,541	181,621,044

End of period	$63,986,136	$58,561,454	$158,698,086	$152,012,541

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,598,362	1,715,961	3,672,670	3,803,346

Units purchased	38,214	15,745	105,919	85,680

Units sold/transferred	(123,871)	(133,344)	(173,489)	(216,356)

End of period	1,512,705	1,598,362	3,605,100	3,672,670

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(250,991)	$(545,928)	$877,434	$358,697

Net realized gain (loss)	(2,531,171)	12,039,364	32,730,991	23,637,590

Net change in unrealized appreciation (depreciation) on investments	44,863,100	(59,819,441)	7,220,726	(65,006,758)

Net increase (decrease) in net assets from operations	42,080,938	(48,326,005)	40,829,151	(41,010,471)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,230,865	2,102,118	567,129	684,607

Net contractowner transfers	2,358,101	3,089,453	565,253	(506,003)

Annuity payments	(1,899,370)	(2,109,834)	(3,749,619)	(4,257,485)

Withdrawals and death benefits (b)	(9,401,034)	(7,133,510)	(8,727,667)	(11,360,689)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,711,438)	(4,051,773)	(11,344,904)	(15,439,570)

Net increase (decrease) in net assets	35,369,500	(52,377,778)	29,484,247	(56,450,041)

NET ASSETS

Beginning of period	94,184,170	146,561,948	130,125,677	186,575,718

End of period	$129,553,670	$94,184,170	$159,609,924	$130,125,677

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,379,861	1,448,227	1,176,754	1,305,937

Units purchased	28,814	29,204	5,148	6,456

Units sold/transferred	(109,529)	(97,570)	(95,353)	(135,639)

End of period	1,299,146	1,379,861	1,086,549	1,176,754

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-21

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$1,824,182	$2,712,044	$812,131	$564,018

Net realized gain (loss)	2,762,991	1,956,111	3,550,064	7,403,412

Net change in unrealized appreciation (depreciation) on investments	11,025,269	(24,280,244)	4,231,694	(14,066,190)

Net increase (decrease) in net assets from operations	15,612,442	(19,612,089)	8,593,889	(6,098,760)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,333,255	5,534,919	277,662	876,144

Net contractowner transfers	116,887	4,826,178	(1,498,053)	(2,417,772)

Annuity payments	(762,076)	(845,633)	(1,341,290)	(1,204,352)

Withdrawals and death benefits (b)	(5,281,136)	(5,751,953)	(3,605,317)	(3,769,244)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,593,070)	3,763,511	(6,166,998)	(6,515,224)

Net increase (decrease) in net assets	14,019,372	(15,848,578)	2,426,891	(12,613,984)

NET ASSETS

Beginning of period	98,856,093	114,704,671	66,549,459	79,163,443

End of period	$112,875,465	$98,856,093	$68,976,350	$66,549,459

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,612,772	2,516,920	483,240	540,396

Units purchased	111,720	153,310	2,128	7,350

Units sold/transferred	(156,206)	(57,458)	(52,796)	(64,506)

End of period	2,568,286	2,612,772	432,572	483,240

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$4,626,375	$1,146,045	$1,301,407	$778,653

Net realized gain (loss)	—	—	(1,913,369)	8,711,400

Net change in unrealized appreciation (depreciation) on investments	—	—	7,286,170	(37,660,600)

Net increase (decrease) in net assets from operations	4,626,375	1,146,045	6,674,208	(28,170,547)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	31,602,072	22,913,597	270,372	508,310

Net contractowner transfers	6,834,224	28,048,444	(1,591,506)	453,901

Annuity payments	—	—	(1,195,227)	(1,366,615)

Withdrawals and death benefits (b)	(41,856,890)	(28,875,182)	(5,430,898)	(4,943,850)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,420,594)	22,086,859	(7,947,259)	(5,348,254)

Net increase (decrease) in net assets	1,205,781	23,232,904	(1,273,051)	(33,518,801)

NET ASSETS

Beginning of period	105,243,855	82,010,951	64,943,469	98,462,270

End of period	$106,449,636	$105,243,855	$63,670,418	$64,943,469

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,794,153	6,947,147	440,546	483,174

Units purchased	2,634,251	1,978,748	2,008	3,246

Units sold/transferred	(2,948,969)	(131,742)	(59,641)	(45,874)

End of period	8,479,435	8,794,153	382,913	440,546

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-23

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$206,770	$(7,163)	$741,290	$609,026

Net realized gain (loss)	92,607	11,043,896	3,408,076	13,008,148

Net change in unrealized appreciation (depreciation) on investments	8,737,803	(21,475,657)	11,537,605	(31,041,278)

Net increase (decrease) in net assets from operations	9,037,180	(10,438,924)	15,686,971	(17,424,104)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	397,560	503,008	245,289	767,997

Net contractowner transfers	1,601,689	(1,597,229)	(68,269)	101,860

Annuity payments	(902,477)	(1,047,574)	(1,049,756)	(1,154,368)

Withdrawals and death benefits (b)	(3,349,123)	(3,215,070)	(3,429,672)	(6,383,212)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,252,351)	(5,356,865)	(4,302,408)	(6,667,723)

Net increase (decrease) in net assets	6,784,829	(15,795,789)	11,384,563	(24,091,827)

NET ASSETS

Beginning of period	51,364,011	67,159,800	73,491,545	97,583,372

End of period	$58,148,840	$51,364,011	$84,876,108	$73,491,545

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	313,109	347,124	681,123	747,930

Units purchased	2,554	3,212	2,306	7,072

Units sold/transferred	(19,877)	(37,227)	(37,351)	(73,879)

End of period	295,786	313,109	646,078	681,123

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$5,761,533	$4,975,492	$18,758	$24,223

Net realized gain (loss)	41,932,005	53,949,569	173,320	413,355

Net change in unrealized appreciation (depreciation) on investments	79,942,279	(189,862,304)	589,819	(1,415,313)

Net increase (decrease) in net assets from operations	127,635,817	(130,937,243)	781,897	(977,735)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,900,698	11,436,684	5,080	35,026

Net contractowner transfers	(3,759,910)	2,717,944	(3,185)	(57,020)

Annuity payments	(7,360,426)	(8,008,697)	—	—

Withdrawals and death benefits (b)	(35,038,112)	(28,852,653)	(321,044)	(150,510)

Net increase (decrease) in net assets resulting from contractowner transactions	(41,257,750)	(22,706,722)	(319,149)	(172,504)

Net increase (decrease) in net assets	86,378,067	(153,643,965)	462,748	(1,150,239)

NET ASSETS

Beginning of period	522,030,183	675,674,148	4,062,223	5,212,462

End of period	$608,408,250	$522,030,183	$4,524,971	$4,062,223

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,994,853	4,136,819	105,549	109,514

Units purchased	36,945	89,107	120	908

Units sold/transferred	(338,882)	(231,073)	(7,697)	(4,873)

End of period	3,692,916	3,994,853	97,972	105,549

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-25

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(15,561)	$30,553	$(16,136)	$(18,269)

Net realized gain (loss)	(2,543,448)	91,133	(1,031,797)	(570,740)

Net change in unrealized appreciation (depreciation) on investments	8,800,096	(9,796,343)	1,471,818	(1,646,412)

Net increase (decrease) in net assets from operations	6,241,087	(9,674,657)	423,885	(2,235,421)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	475,420	771,007	103,092	336,498

Net contractowner transfers	(1,006,242)	1,200,437	(220,658)	(252,848)

Withdrawals and death benefits (b)	(1,647,536)	(1,299,735)	(316,219)	(100,362)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,178,358)	671,709	(433,785)	(16,712)

Net increase (decrease) in net assets	4,062,729	(9,002,948)	(9,900)	(2,252,133)

NET ASSETS

Beginning of period	26,624,885	35,627,833	5,351,516	7,603,649

End of period	$30,687,614	$26,624,885	$5,341,616	$5,351,516

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	622,097	609,525	94,368	94,915

Units purchased	10,349	15,227	1,811	5,235

Units sold/transferred	(55,276)	(2,655)	(9,522)	(5,782)

End of period	577,170	622,097	86,657	94,368

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$135,188	$132,431	$466,678	$477,027

Net realized gain (loss)	(78,397)	30,499	(2,335,351)	612,127

Net change in unrealized appreciation (depreciation) on investments	(131,651)	(65,372)	7,292,569	(9,679,423)

Net increase (decrease) in net assets from operations	(74,860)	97,558	5,423,896	(8,590,269)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	25,274	9,742	394,870	640,789

Net contractowner transfers	(351,636)	349,707	(2,779,815)	1,891,503

Withdrawals and death benefits (b)	(36,981)	(19,205)	(1,955,331)	(1,664,530)

Net increase (decrease) in net assets resulting from contractowner transactions	(363,343)	340,244	(4,340,276)	867,762

Net increase (decrease) in net assets	(438,203)	437,802	1,083,620	(7,722,507)

NET ASSETS

Beginning of period	999,070	561,268	41,320,729	49,043,236

End of period	$560,867	$999,070	$42,404,349	$41,320,729

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,743	27,126	2,610,053	2,553,893

Units purchased	1,189	403	22,821	39,113

Units sold/transferred	(17,070)	14,214	(281,929)	17,047

End of period	25,862	41,743	2,350,945	2,610,053

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-27

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$198,754	$165,474	$200,898	$165,185

Net realized gain (loss)	2,208,927	4,528,868	526,312	992,767

Net change in unrealized appreciation (depreciation) on investments	391,234	(9,247,505)	1,248,258	(2,988,846)

Net increase (decrease) in net assets from operations	2,798,915	(4,553,163)	1,975,468	(1,830,894)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	446,068	615,697	148,261	132,186

Net contractowner transfers	(132,813)	(1,812,188)	(529,769)	(332,568)

Withdrawals and death benefits (b)	(1,620,402)	(1,383,270)	(941,430)	(733,496)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,307,147)	(2,579,761)	(1,322,938)	(933,878)

Net increase (decrease) in net assets	1,491,768	(7,132,924)	652,530	(2,764,772)

NET ASSETS

Beginning of period	30,835,767	37,968,691	10,750,895	13,515,667

End of period	$32,327,535	$30,835,767	$11,403,425	$10,750,895

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	340,344	367,649	291,064	314,855

Units purchased	4,955	6,650	3,835	3,894

Units sold/transferred	(19,958)	(33,955)	(37,143)	(27,685)

End of period	325,341	340,344	257,756	291,064

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$2,049,613	$695,612	$992,291	$442,102

Net realized gain (loss)	(829,822)	(1,014,112)	307,588	1,371,840

Net change in unrealized appreciation (depreciation) on investments	1,307,437	(3,629,604)	4,265,188	(6,868,289)

Net increase (decrease) in net assets from operations	2,527,228	(3,948,104)	5,565,067	(5,054,347)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,944,046	754,600	177,087	1,341,267

Net contractowner transfers	365,931	(42,609)	1,711,687	(1,599,230)

Withdrawals and death benefits (b)	(2,080,940)	(3,535,199)	(1,724,934)	(1,705,102)

Net increase (decrease) in net assets resulting from contractowner transactions	229,037	(2,823,208)	163,840	(1,963,065)

Net increase (decrease) in net assets	2,756,265	(6,771,312)	5,728,907	(7,017,412)

NET ASSETS

Beginning of period	53,594,444	60,365,756	38,555,666	45,573,078

End of period	$56,350,709	$53,594,444	$44,284,573	$38,555,666

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,999,143	2,102,229	987,032	1,033,984

Units purchased	72,159	28,452	4,227	32,200

Units sold/transferred	(68,035)	(131,538)	(1,850)	(79,152)

End of period	2,003,267	1,999,143	989,409	987,032

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-29

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$1,293,146	$1,032,894	$4,193,214	$3,351,088

Net realized gain (loss)	325,999	(344,783)	6,043,089	3,173,064

Net change in unrealized appreciation (depreciation) on investments	4,377,187	(10,222,694)	5,201,975	(10,101,699)

Net increase (decrease) in net assets from operations	5,996,332	(9,534,583)	15,438,278	(3,577,547)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	590,936	988,788	1,055,029	1,800,697

Net contractowner transfers	(1,573,369)	2,118,370	(6,751,016)	(2,867,053)

Withdrawals and death benefits (b)	(2,009,044)	(2,234,781)	(4,534,086)	(3,573,081)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,991,477)	872,377	(10,230,073)	(4,639,437)

Net increase (decrease) in net assets	3,004,855	(8,662,206)	5,208,205	(8,216,984)

NET ASSETS

Beginning of period	45,207,790	53,869,996	93,245,997	101,462,981

End of period	$48,212,645	$45,207,790	$98,454,202	$93,245,997

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	993,935	971,761	2,290,830	2,397,960

Units purchased	12,370	21,557	23,815	45,300

Units sold/transferred	(75,782)	617	(259,080)	(152,430)

End of period	930,523	993,935	2,055,565	2,290,830

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$2,690,950	$743,816	$1,359,837	$1,278,293

Net realized gain (loss)	(176,129)	(488,577)	5,340,974	4,663,708

Net change in unrealized appreciation (depreciation) on investments	1,058,485	(1,522,321)	303,728	(9,735,421)

Net increase (decrease) in net assets from operations	3,573,306	(1,267,082)	7,004,539	(3,793,420)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,521,700	1,678,976	770,031	1,457,248

Net contractowner transfers	2,714,084	(3,743,898)	997,905	(1,827,140)

Withdrawals and death benefits (b)	(6,675,562)	(3,239,526)	(3,247,681)	(2,834,109)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,439,778)	(5,304,448)	(1,479,745)	(3,204,001)

Net increase (decrease) in net assets	1,133,528	(6,571,530)	5,524,794	(6,997,421)

NET ASSETS

Beginning of period	77,670,460	84,241,990	66,870,678	73,868,099

End of period	$78,803,988	$77,670,460	$72,395,472	$66,870,678

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,027,383	3,235,121	918,693	962,246

Units purchased	58,314	66,057	10,301	20,365

Units sold/transferred	(154,511)	(273,795)	(31,001)	(63,918)

End of period	2,931,186	3,027,383	897,993	918,693

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-31

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$592,612	$444,889	$430,295	$516,111

Net realized gain (loss)	7,168,059	8,915,099	380,657	197,441

Net change in unrealized appreciation (depreciation) on investments	809,696	(11,606,845)	(135,526)	(1,426,858)

Net increase (decrease) in net assets from operations	8,570,367	(2,246,857)	$675,426	(713,306)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	625,087	1,101,504	20,547	53,191

Net contractowner transfers	(1,480,798)	(3,468,703)	(289,622)	(271,810)

Withdrawals and death benefits (b)	(1,712,387)	(2,453,804)	(1,231,371)	(1,109,203)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,568,098)	(4,821,003)	(1,500,446)	(1,327,822)

Net increase (decrease) in net assets	6,002,269	(7,067,860)	(825,020)	(2,041,128)

NET ASSETS

Beginning of period	44,642,759	51,710,619	8,710,851	10,751,979

End of period	$50,645,028	$44,642,759	$7,885,831	$8,710,851

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	595,812	659,196	232,276	271,861

Units purchased	8,174	15,035	518	1,398

Units sold/transferred	(40,042)	(78,419)	(39,979)	(40,983)

End of period	563,944	595,812	192,815	232,276

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$42,286	$44,484	$(38,849)	$(38,102)

Net realized gain (loss)	138,139	255,759	(2,308,084)	1,282,943

Net change in unrealized appreciation (depreciation) on investments	105,780	(479,893)	5,335,526	(6,474,257)

Net increase (decrease) in net assets from operations	286,205	(179,650)	2,988,593	(5,229,416)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,537	5,251	327,103	602,765

Net contractowner transfers	(6,767)	(79,499)	9,006	869,184

Withdrawals and death benefits (b)	(93,340)	(29,351)	(483,487)	(342,820)

Net increase (decrease) in net assets resulting from contractowner transactions	(95,570)	(103,599)	(147,378)	1,129,129

Net increase (decrease) in net assets	190,635	(283,249)	2,841,215	(4,100,287)

NET ASSETS

Beginning of period	2,180,283	2,463,532	11,179,557	15,279,844

End of period	$2,370,918	$2,180,283	$14,020,772	$11,179,557

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	55,514	58,246	169,051	152,928

Units purchased	112	130	4,502	8,844

Units sold/transferred	(2,578)	(2,862)	(7,181)	7,279

End of period	53,048	55,514	166,372	169,051

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-33

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(2,295)	$(6,030)	$24,151	$27,910

Net realized gain (loss)	(770,226)	494,465	65,696	20,857

Net change in unrealized appreciation (depreciation) on investments	4,893,024	(6,322,520)	89,429	(217,702)

Net increase (decrease) in net assets from operations	4,120,503	(5,834,085)	179,276	(168,935)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	25,278	50,108	11,265	10,632

Net contractowner transfers	1,302,000	(1,722,523)	(28,066)	(23,955)

Withdrawals and death benefits (b)	(810,646)	(608,549)	(94,440)	(30,633)

Net increase (decrease) in net assets resulting from contractowner transactions	516,632	(2,280,964)	(111,241)	(43,956)

Net increase (decrease) in net assets	4,637,135	(8,115,049)	68,035	(212,891)

NET ASSETS

Beginning of period	10,052,914	18,167,963	1,694,139	1,907,030

End of period	$14,690,049	$10,052,914	$1,762,174	$1,694,139

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	73,419	88,230	21,539	22,148

Units purchased	149	313	140	138

Units sold/transferred	3,152	(15,124)	(1,466)	(747)

End of period	76,720	73,419	20,213	21,539

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$81,140	$98,107	$538,819	$1,426,512

Net realized gain (loss)	320,475	1,035,507	377,914	304,755

Net change in unrealized appreciation (depreciation) on investments	506,125	(1,679,498)	4,952,195	(7,064,340)

Net increase (decrease) in net assets from operations	907,740	(545,884)	5,868,928	(5,333,073)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	38,753	28,452	578,929	1,712,337

Net contractowner transfers	(84,627)	(119,701)	(1,180,684)	549,940

Withdrawals and death benefits (b)	(599,777)	(326,854)	(2,257,973)	(1,703,488)

Net increase (decrease) in net assets resulting from contractowner transactions	(645,651)	(418,103)	(2,859,728)	558,789

Net increase (decrease) in net assets	262,089	(963,987)	3,009,200	(4,774,284)

NET ASSETS

Beginning of period	8,566,645	9,530,632	41,295,869	46,070,153

End of period	$8,828,734	$8,566,645	$44,305,069	$41,295,869

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	189,498	199,843	1,348,611	1,324,599

Units purchased	836	613	17,802	55,274

Units sold/transferred	(14,971)	(10,958)	(106,907)	(31,262)

End of period	175,363	189,498	1,259,506	1,348,611

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-35

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$2,340,126	$1,952,484	$586,759	$218,895

Net realized gain (loss)	(3,168,858)	(2,530,929)	(886,859)	(794,077)

Net change in unrealized appreciation (depreciation) on investments	4,439,080	(9,564,649)	1,548,344	(1,661,981)

Net increase (decrease) in net assets from operations	3,610,348	(10,143,094)	1,248,244	(2,237,163)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	650,186	1,139,819	502,890	851,941

Net contractowner transfers	1,651,141	1,097,617	1,194,761	(971,431)

Withdrawals and death benefits (b)	(3,428,872)	(2,490,914)	(3,517,338)	(2,187,020)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,127,545)	(253,478)	(1,819,687)	(2,306,510)

Net increase (decrease) in net assets	2,482,803	(10,396,572)	(571,443)	(4,543,673)

NET ASSETS

Beginning of period	61,020,194	71,416,766	26,593,355	31,137,028

End of period	$63,502,997	$61,020,194	$26,021,912	$26,593,355

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,647,363	3,675,461	1,087,725	1,178,265

Units purchased	38,528	65,721	19,703	34,132

Units sold/transferred	(124,700)	(93,819)	(93,495)	(124,672)

End of period	3,561,191	3,647,363	1,013,933	1,087,725

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$510,003	$344,130	$169,260	$111,984

Net realized gain (loss)	702,561	268,728	2,614,837	4,066,542

Net change in unrealized appreciation (depreciation) on investments	1,483,977	(2,784,572)	1,074,918	(7,193,799)

Net increase (decrease) in net assets from operations	2,696,541	(2,171,714)	3,859,015	(3,015,273)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	608,575	708,279	565,923	894,993

Net contractowner transfers	(1,563,608)	377,443	(877,020)	(1,259,130)

Withdrawals and death benefits (b)	(1,700,144)	(993,662)	(2,489,386)	(1,460,805)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,655,177)	92,060	(2,800,483)	(1,824,942)

Net increase (decrease) in net assets	41,364	(2,079,654)	1,058,532	(4,840,215)

NET ASSETS

Beginning of period	19,083,438	21,163,092	25,533,987	30,374,202

End of period	$19,124,802	$19,083,438	$26,592,519	$25,533,987

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	650,171	641,126	557,467	595,705

Units purchased	19,766	24,097	11,903	19,386

Units sold/transferred	(105,054)	(15,052)	(69,157)	(57,624)

End of period	564,883	650,171	500,213	557,467

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-37

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$31,491	$16,298	$(1,155)	$(1,889)

Net realized gain (loss)	107,503	329,098	66,659	62,312

Net change in unrealized appreciation (depreciation) on investments	581,605	(1,520,681)	202,513	(429,692)

Net increase (decrease) in net assets from operations	720,599	(1,175,285)	268,017	(369,269)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,885	314,162	1,073	3,581

Net contractowner transfers	398,966	(81,566)	(3,173)	(27,349)

Withdrawals and death benefits (b)	(366,211)	(212,897)	(8,032)	(38,929)

Net increase (decrease) in net assets resulting from contractowner transactions	38,640	19,699	(10,132)	(62,697)

Net increase (decrease) in net assets	759,239	(1,155,586)	257,885	(431,966)

NET ASSETS

Beginning of period	5,154,651	6,310,237	754,166	1,186,132

End of period	$5,913,890	$5,154,651	$1,012,051	$754,166

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	132,949	133,666	7,767	8,453

Units purchased	24	7,462	11	32

Units sold/transferred	442	(8,179)	(105)	(718)

End of period	133,415	132,949	7,673	7,767

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$3,811	$(16,551)	$116,381	$88,432

Net realized gain (loss)	(568,216)	1,003,108	81,082	353,430

Net change in unrealized appreciation (depreciation) on investments	2,404,155	(3,044,411)	(291,712)	(412,289)

Net increase (decrease) in net assets from operations	1,839,750	(2,057,854)	(94,249)	29,573

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	32,246	146,111	37,014	16,232

Net contractowner transfers	391,053	407	(577,944)	260,195

Withdrawals and death benefits (b)	(720,789)	(523,868)	(258,210)	(35,149)

Net increase (decrease) in net assets resulting from contractowner transactions	(297,490)	(377,350)	(799,140)	241,278

Net increase (decrease) in net assets	1,542,260	(2,435,204)	(893,389)	270,851

NET ASSETS

Beginning of period	7,953,643	10,388,847	4,333,050	4,062,199

End of period	$9,495,903	$7,953,643	$3,439,661	$4,333,050

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	173,343	182,670	49,966	47,193

Units purchased	633	2,941	449	185

Units sold/transferred	(7,890)	(12,268)	(10,098)	2,588

End of period	166,086	173,343	40,317	49,966

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-39

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$301,089	$107,923	$2,644	$3,593

Net realized gain (loss)	2,504,769	8,953,075	73,083	327,206

Net change in unrealized appreciation (depreciation) on investments	1,607,814	(13,987,141)	412,014	(803,561)

Net increase (decrease) in net assets from operations	4,413,672	(4,926,143)	487,741	(472,762)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	762,860	991,205	3,292	14,646

Net contractowner transfers	88,143	(3,425,272)	(2,860)	(86,180)

Withdrawals and death benefits (b)	(2,008,925)	(1,811,566)	(139,520)	(227,427)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,157,922)	(4,245,633)	(139,088)	(298,961)

Net increase (decrease) in net assets	3,255,750	(9,171,776)	348,653	(771,723)

NET ASSETS

Beginning of period	41,803,368	50,975,144	1,908,133	2,679,856

End of period	$45,059,118	$41,803,368	$2,256,786	$1,908,133

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,119,323	1,227,948	39,950	45,784

Units purchased	20,088	25,981	66	300

Units sold/transferred	(53,279)	(134,606)	(3,084)	(6,134)

End of period	1,086,132	1,119,323	36,932	39,950

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$115,465	$385,787	$487,811	$1,083,171

Net realized gain (loss)	(253,541)	25,492	(683,919)	70,568

Net change in unrealized appreciation (depreciation) on investments	441,266	(1,137,251)	(56,547)	(1,220,002)

Net increase (decrease) in net assets from operations	303,190	(725,972)	(252,655)	(66,263)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	29,880	48,925	43,011	205,184

Net contractowner transfers	(835,836)	(504,459)	(264,107)	411,590

Withdrawals and death benefits (b)	(85,515)	(208,088)	(307,009)	(50,839)

Net increase (decrease) in net assets resulting from contractowner transactions	(891,471)	(663,622)	(528,105)	565,935

Net increase (decrease) in net assets	(588,281)	(1,389,594)	(780,760)	499,672

NET ASSETS

Beginning of period	4,367,411	5,757,005	3,706,732	3,207,060

End of period	$3,779,130	$4,367,411	$2,925,972	$3,706,732

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	193,031	225,521	149,935	140,747

Units purchased	1,285	2,041	1,910	7,721

Units sold/transferred	(40,252)	(34,531)	(23,128)	1,467

End of period	154,064	193,031	128,717	149,935

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-41

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$2,144,717	$1,808,589	$122,855	$80,476

Net realized gain (loss)	(2,325,694)	(2,271,749)	(269,433)	(131,441)

Net change in unrealized appreciation (depreciation) on investments	4,259,083	(6,726,133)	433,193	(627,671)

Net increase (decrease) in net assets from operations	4,078,106	(7,189,293)	286,615	(678,636)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	843,919	1,122,731	94,529	259,966

Net contractowner transfers	175,969	1,800,519	257,278	189,995

Withdrawals and death benefits (b)	(2,214,268)	(1,684,100)	(402,827)	(120,650)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,194,380)	1,239,150	(51,020)	329,311

Net increase (decrease) in net assets	2,883,726	(5,950,143)	235,595	(349,325)

NET ASSETS

Beginning of period	38,445,806	44,395,949	5,679,452	6,028,777

End of period	$41,329,532	$38,445,806	$5,915,047	$5,679,452

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,344,379	1,305,216	309,543	292,412

Units purchased	28,807	38,304	5,196	14,112

Units sold/transferred	(71,312)	859	(8,973)	3,019

End of period	1,301,874	1,344,379	305,766	309,543

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$2,829,024	$7,434,679	$1,669,183	$1,540,423

Net realized gain (loss)	(3,327,014)	(108,537)	4,939,180	14,813,782

Net change in unrealized appreciation (depreciation) on investments	3,986,087	(21,543,150)	3,246,258	(28,195,749)

Net increase (decrease) in net assets from operations	3,488,097	(14,217,008)	9,854,621	(11,841,544)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,249,243	1,816,968	1,816,136	1,779,413

Net contractowner transfers	1,435,878	(2,804,793)	(1,514,163)	(4,312,071)

Withdrawals and death benefits (b)	(5,967,145)	(4,186,981)	(4,770,938)	(4,302,945)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,282,024)	(5,174,806)	(4,468,965)	(6,835,603)

Net increase (decrease) in net assets	206,073	(19,391,814)	5,385,656	(18,677,147)

NET ASSETS

Beginning of period	100,994,154	120,385,968	93,016,711	111,693,858

End of period	$101,200,227	$100,994,154	$98,402,367	$93,016,711

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,184,040	5,437,375	1,663,338	1,783,581

Units purchased	63,720	88,126	32,225	31,706

Units sold/transferred	(241,931)	(341,461)	(116,090)	(151,949)

End of period	5,005,829	5,184,040	1,579,473	1,663,338

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-43

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC MidCap Account—Class 1 Sub-Account		PSF Natural Resources Portfolio—Class II Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(12,387)	$(2,737)	$(6,861)	$(6,867)

Net realized gain (loss)	46,911	648,900	294,657	305,539

Net change in unrealized appreciation (depreciation) on investments	1,821,100	(2,847,715)	(250,178)	188,500

Net increase (decrease) in net assets from operations	1,855,624	(2,201,552)	37,618	487,172

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	18,594	31,176	182,634	23,919

Net contractowner transfers	(72,511)	6,510	(195,813)	813,377

Withdrawals and death benefits (b)	(143,383)	(112,598)	(353,765)	(73,410)

Net increase (decrease) in net assets resulting from contractowner transactions	(197,300)	(74,912)	(366,944)	763,886

Net increase (decrease) in net assets	1,658,324	(2,276,464)	(329,326)	1,251,058

NET ASSETS

Beginning of period	7,236,078	9,512,542	3,421,705	2,170,647

End of period	$8,894,402	$7,236,078	$3,092,379	$3,421,705

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	103,225	104,951	53,654	41,162

Units purchased	240	429	3,019	380

Units sold/transferred	(3,504)	(2,155)	(8,853)	12,112

End of period	99,961	103,225	47,820	53,654

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account	PSF PGIM Jennison Focused Blend Portfolio— Class II Sub-Account
	December 31, 2023 i	December 31, 2023 †	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(3,504)	$(60,309)	$(66,400)

Net realized gain (loss)	46,633	6,596,077	1,612,223

Net change in unrealized appreciation (depreciation) on investments	906,214	(1,193,642)	(8,991,762)

Net increase (decrease) in net assets from operations	949,343	5,342,126	(7,445,939)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,046	115,371	264,335

Net contractowner transfers	24,648,387	(25,256,029)	313,550

Withdrawals and death benefits (b)	(98,522)	(1,089,018)	(797,407)

Net increase (decrease) in net assets resulting from contractowner transactions	24,552,911	(26,229,676)	(219,522)

Net increase (decrease) in net assets	25,502,254	(20,887,550)	(7,665,461)

NET ASSETS

Beginning of period	—	20,887,550	28,553,011

End of period	$25,502,254	$—	$20,887,550

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	444,514	448,195

Units purchased	56	2,167	5,166

Units sold/transferred	411,543	(446,681)	(8,847)

End of period	411,599	—	444,514

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
†	PSF PGIM Jennison Focused Blend Portfolio-Class II Sub-Account merged into PSF PGIM Jennison Blend Portfolio—Class II Sub-Account on December 8, 2023.
(i)	For the period December 8, 2023 (commencement of operations) to December 31, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-45

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PSF PGIM Jennison Value Portfolio—Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(13,861)	$(14,482)	$(1,465)	$(2,069)

Net realized gain (loss)	176,860	231,893	(47,670)	85,808

Net change in unrealized appreciation (depreciation) on investments	980,441	(1,007,391)	179,850	(374,700)

Net increase (decrease) in net assets from operations	1,143,440	(789,980)	130,715	(290,961)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	19,052	33,229	4,253	4,846

Net contractowner transfers	(52,510)	(515,331)	(16,897)	(340,058)

Withdrawals and death benefits (b)	(344,336)	(199,879)	(9,006)	(76,287)

Net increase (decrease) in net assets resulting from contractowner transactions	(377,794)	(681,981)	(21,650)	(411,499)

Net increase (decrease) in net assets	765,646	(1,471,961)	109,065	(702,460)

NET ASSETS

Beginning of period	8,020,859	9,492,820	764,379	1,466,839

End of period	$8,786,505	$8,020,859	$873,444	$764,379

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	132,063	143,209	27,312	41,062

Units purchased	296	537	139	167

Units sold/transferred	(6,127)	(11,683)	(1,275)	(13,917)

End of period	126,232	132,063	26,176	27,312

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price® Health Sciences Portfolio I Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$56,579	$15,188	$(22,631)	$(23,749)

Net realized gain (loss)	1,137,108	668,041	198,147	25,903

Net change in unrealized appreciation (depreciation) on investments	706,164	(1,521,730)	(4,476)	(1,092,992)

Net increase (decrease) in net assets from operations	1,899,851	(838,501)	171,040	(1,090,838)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	91,078	30,642	15,520	21,908

Net contractowner transfers	(150,982)	(640,888)	(281,853)	302,936

Withdrawals and death benefits (b)	(272,254)	(250,750)	(311,315)	(182,699)

Net increase (decrease) in net assets resulting from contractowner transactions	(332,158)	(860,996)	(577,648)	142,145

Net increase (decrease) in net assets	1,567,693	(1,699,497)	(406,608)	(948,693)

NET ASSETS

Beginning of period	7,675,721	9,375,218	7,313,720	8,262,413

End of period	$9,243,414	$7,675,721	$6,907,112	$7,313,720

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	317,203	352,162	138,259	136,272

Units purchased	3,389	1,283	296	420

Units sold/transferred	(17,536)	(36,242)	(11,352)	1,567

End of period	303,056	317,203	127,203	138,259

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-47

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund— Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$1,579,758	$895,097	$478,071	$547,340

Net realized gain (loss)	(1,248,974)	(573,651)	(2,206,918)	208,712

Net change in unrealized appreciation (depreciation) on investments	2,039,932	(3,174,642)	4,534,660	(6,016,658)

Net increase (decrease) in net assets from operations	2,370,716	(2,853,196)	2,805,813	(5,260,606)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	589,446	1,400,337	1,643,319	1,993,067

Net contractowner transfers	(1,743,250)	29,107	686,770	2,827,347

Withdrawals and death benefits (b)	(3,074,216)	(2,546,145)	(875,715)	(618,903)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,228,020)	(1,116,701)	1,454,374	4,201,511

Net increase (decrease) in net assets	(1,857,304)	(3,969,897)	4,260,187	(1,059,095)

NET ASSETS

Beginning of period	54,184,794	58,154,691	21,886,772	22,945,867

End of period	$52,327,490	$54,184,794	$26,146,959	$21,886,772

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,026,592	2,070,635	1,352,083	1,106,807

Units purchased	21,329	51,827	98,061	119,568

Units sold/transferred	(185,812)	(95,870)	(19,183)	125,708

End of period	1,862,109	2,026,592	1,430,961	1,352,083

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Balanced Portfolio Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$69,162	$75,599	$148,586	$106,263

Net realized gain (loss)	(236,641)	135,221	1,090,742	1,689,619

Net change in unrealized appreciation (depreciation) on investments	688,773	(919,980)	3,265,123	(4,999,084)

Net increase (decrease) in net assets from operations	521,294	(709,160)	4,504,451	(3,203,202)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	157,433	151,152	153,573	705,248

Net contractowner transfers	(199,128)	52,353	(76,288)	(652,470)

Withdrawals and death benefits (b)	(478,416)	(13,261)	(161,960)	(446,966)

Net increase (decrease) in net assets resulting from contractowner transactions	(520,111)	190,244	(84,675)	(394,188)

Net increase (decrease) in net assets	1,183	(518,916)	4,419,776	(3,597,390)

NET ASSETS

Beginning of period	4,282,659	4,801,575	16,395,164	19,992,554

End of period	$4,283,842	$4,282,659	$20,814,940	$16,395,164

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	140,251	134,301	300,033	309,330

Units purchased	5,058	4,602	2,543	12,582

Units sold/transferred	(22,218)	1,348	(4,825)	(21,879)

End of period	123,091	140,251	297,751	300,033

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-49

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Conservative Allocation Portfolio Sub-Account		Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$45,163	$117,346	$1,792,146	$1,672,369

Net realized gain (loss)	(43,029)	(385,030)	9,636,451	14,724,053

Net change in unrealized appreciation (depreciation) on investments	309,218	(480,609)	25,306,767	(48,847,280)

Net increase (decrease) in net assets from operations	311,352	(748,293)	36,735,364	(32,450,858)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	200,140	118,837	5,223,411	2,956,980

Net contractowner transfers	38,741	(64,099)	1,856,686	(1,003,213)

Withdrawals and death benefits (b)	(13,135)	(290,165)	(4,470,288)	(8,750,031)

Net increase (decrease) in net assets resulting from contractowner transactions	225,746	(235,427)	2,609,809	(6,796,264)

Net increase (decrease) in net assets	537,098	(983,720)	39,345,173	(39,247,122)

NET ASSETS

Beginning of period	2,357,152	3,340,872	140,644,057	179,891,179

End of period	$2,894,250	$2,357,152	$179,989,230	$140,644,057

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	90,772	109,073	2,601,234	2,713,930

Units purchased	7,477	4,518	87,051	55,046

Units sold/transferred	1,172	(22,819)	(43,162)	(167,742)

End of period	99,421	90,772	2,645,123	2,601,234

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Global Bond Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$33,400	$43,466	$2,420,005	$2,478,556

Net realized gain (loss)	(163,497)	(76,946)	(1,449,914)	(1,224,707)

Net change in unrealized appreciation (depreciation) on investments	271,975	(225,573)	4,775,648	(6,881,487)

Net increase (decrease) in net assets from operations	141,878	(259,053)	5,745,739	(5,627,638)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	261,048	162,199	2,881,019	1,626,528

Net contractowner transfers	863,170	93,722	287,179	(873,690)

Withdrawals and death benefits (b)	(120,394)	(18,620)	(2,936,265)	(2,201,717)

Net increase (decrease) in net assets resulting from contractowner transactions	1,003,824	237,301	231,933	(1,448,879)

Net increase (decrease) in net assets	1,145,702	(21,752)	5,977,672	(7,076,517)

NET ASSETS

Beginning of period	1,862,620	1,884,372	50,757,541	57,834,058

End of period	$3,008,322	$1,862,620	$56,735,213	$50,757,541

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	85,778	75,230	1,564,779	1,609,811

Units purchased	11,703	7,462	86,417	49,493

Units sold/transferred	32,803	3,086	(81,672)	(94,525)

End of period	130,284	85,778	1,569,524	1,564,779

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-51

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF International Portfolio Sub-Account		Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$58,523	$38,156	$939,007	$683,813

Net realized gain (loss)	(699,383)	(692,477)	1,200,564	11,269,931

Net change in unrealized appreciation (depreciation) on investments	1,264,923	(843,522)	10,756,957	(31,396,423)

Net increase (decrease) in net assets from operations	624,063	(1,497,843)	12,896,528	(19,442,679)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,245	234,317	2,466,012	3,383,153

Net contractowner transfers	322,123	1,196,148	467,000	(614,644)

Withdrawals and death benefits (b)	(1,373,412)	(80,028)	(4,189,881)	(3,055,689)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,044,044)	1,350,437	(1,256,869)	(287,180)

Net increase (decrease) in net assets	(419,981)	(147,406)	11,639,659	(19,729,859)

NET ASSETS

Beginning of period	4,555,248	4,702,654	82,945,238	102,675,097

End of period	$4,135,267	$4,555,248	$94,584,897	$82,945,238

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	154,048	110,776	1,785,408	1,787,327

Units purchased	220	8,763	50,639	69,552

Units sold/transferred	(31,977)	34,509	(74,529)	(71,471)

End of period	122,291	154,048	1,761,518	1,785,408

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Moderate Allocation Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$85,137	$89,694	$700,413	$573,777

Net realized gain (loss)	25,922	(88,835)	731,944	2,289,861

Net change in unrealized appreciation (depreciation) on investments	596,567	(679,046)	2,358,673	(14,433,130)

Net increase (decrease) in net assets from operations	707,626	(678,187)	3,791,030	(11,569,492)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	380,953	1,990,782	563,641	967,519

Net contractowner transfers	(300,827)	97,041	875,710	(957,418)

Withdrawals and death benefits (b)	(99,166)	(564,121)	(1,367,000)	(1,309,202)

Net increase (decrease) in net assets resulting from contractowner transactions	(19,040)	1,523,702	72,351	(1,299,101)

Net increase (decrease) in net assets	688,586	845,515	3,863,381	(12,868,593)

NET ASSETS

Beginning of period	4,355,605	3,510,090	32,399,593	45,268,186

End of period	$5,044,191	$4,355,605	$36,262,974	$32,399,593

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	154,241	104,091	940,469	964,852

Units purchased	13,080	67,275	16,042	24,568

Units sold/transferred	(12,211)	(17,125)	(11,784)	(48,951)

End of period	155,110	154,241	944,727	940,469

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-53

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$15,341	$(12,878)	$5,523,569	$4,527,789

Net realized gain (loss)	(811,916)	3,479,804	(11,255,403)	(6,556,491)

Net change in unrealized appreciation (depreciation) on investments	4,264,173	(9,897,222)	19,252,977	(37,806,838)

Net increase (decrease) in net assets from operations	3,467,598	(6,430,296)	13,521,143	(39,835,540)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	209,016	251,222	10,079,151	12,138,988

Net contractowner transfers	1,793,543	1,752,665	16,001,547	960,696

Withdrawals and death benefits (b)	(884,540)	(818,857)	(17,686,956)	(15,035,061)

Net increase (decrease) in net assets resulting from contractowner transactions	1,118,019	1,185,030	8,393,742	(1,935,377)

Net increase (decrease) in net assets	4,585,617	(5,245,266)	21,914,885	(41,770,917)

NET ASSETS

Beginning of period	17,314,245	22,559,511	255,015,527	296,786,444

End of period	$21,899,862	$17,314,245	$276,930,412	$255,015,527

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	395,191	382,974	9,911,834	9,973,024

Units purchased	4,287	5,364	388,569	455,008

Units sold/transferred	18,842	6,853	(82,482)	(516,198)

End of period	418,320	395,191	10,217,921	9,911,834

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account		Vanguard VIF Total Stock Market Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$515,106	$631,096	$197,020	$195,498

Net realized gain (loss)	(954,916)	(409,043)	253,516	876,751

Net change in unrealized appreciation (depreciation) on investments	3,360,925	(3,916,025)	5,277,424	(5,635,891)

Net increase (decrease) in net assets from operations	2,921,115	(3,693,972)	5,727,960	(4,563,642)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	574,148	403,374	1,645,733	2,165,329

Net contractowner transfers	369,807	987,231	892,266	1,260,531

Withdrawals and death benefits (b)	(1,565,615)	(584,509)	(562,989)	(313,000)

Net increase (decrease) in net assets resulting from contractowner transactions	(621,660)	806,096	1,975,010	3,112,860

Net increase (decrease) in net assets	2,299,455	(2,887,876)	7,702,970	(1,450,782)

NET ASSETS

Beginning of period	19,660,254	22,548,130	21,371,598	22,822,380

End of period	$21,959,709	$19,660,254	$29,074,568	$21,371,598

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	625,473	600,692	614,060	525,761

Units purchased	17,125	12,553	44,396	58,567

Units sold/transferred	(36,445)	12,228	6,538	29,732

End of period	606,153	625,473	664,994	614,060

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-55

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account		Wanger International Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$128,051	$236,815	$8,787	$71,529

Net realized gain (loss)	(106,585)	261,366	(1,210,319)	1,453,618

Net change in unrealized appreciation (depreciation) on investments	880,064	(2,951,038)	3,008,432	(6,860,104)

Net increase (decrease) in net assets from operations	901,530	(2,452,857)	1,806,900	(5,334,957)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	125,387	103,312	97,452	126,442

Net contractowner transfers	382,030	(405,484)	(138,321)	850,012

Withdrawals and death benefits (b)	(328,011)	(227,132)	(443,892)	(423,844)

Net increase (decrease) in net assets resulting from contractowner transactions	179,406	(529,304)	(484,761)	552,610

Net increase (decrease) in net assets	1,080,936	(2,982,161)	1,322,139	(4,782,347)

NET ASSETS

Beginning of period	7,064,826	10,046,987	10,950,553	15,732,900

End of period	$8,145,762	$7,064,826	$12,272,692	$10,950,553

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	154,406	164,710	166,064	158,024

Units purchased	2,865	2,022	1,376	1,757

Units sold/transferred	305	(12,326)	(9,072)	6,283

End of period	157,576	154,406	158,368	166,064

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Wanger Select Sub-Account		Wanger Acorn Sub-Account
	December 31, 2023 ‡	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(924)	$(3,324)	$(13,611)	$(10,585)

Net realized gain (loss)	(1,112,625)	472,551	(440,696)	(425,841)

Net change in unrealized appreciation (depreciation) on investments	1,264,034	(1,298,966)	1,390,499	(908,211)

Net increase (decrease) in net assets from operations	150,485	(829,739)	936,192	(1,344,637)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,779	13,308	208,823	581,161

Net contractowner transfers	(1,779,618)	103,640	1,643,341	507,878

Withdrawals and death benefits (b)	(13,195)	(42,636)	(143,659)	(98,595)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,790,034)	74,312	1,708,505	990,444

Net increase (decrease) in net assets	(1,639,549)	(755,427)	2,644,697	(354,193)

NET ASSETS

Beginning of period	1,639,549	2,394,976	3,368,927	3,723,120

End of period	$—	$1,639,549	$6,013,624	$3,368,927

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	28,987	27,737	36,113	26,490

Units purchased	45	204	2,045	5,898

Units sold/transferred	(29,032)	1,046	14,455	3,725

End of period	—	28,987	52,613	36,113

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
‡	Wanger Select merged operations with Wanger Acorn on April 21, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-57

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended	concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$646,227	$857,474

Net realized gain (loss)	(920,943)	(502,016)

Net change in unrealized appreciation (depreciation) on investments	1,439,060	(2,529,254)

Net increase (decrease) in net assets from operations	1,164,344	(2,173,796)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	151,265	188,762

Net contractowner transfers	(709,768)	(338,457)

Withdrawals and death benefits (b)	(713,132)	(482,424)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,271,635)	(632,119)

Net increase (decrease) in net assets	(107,291)	(2,805,915)

NET ASSETS

Beginning of period	12,838,185	15,644,100

End of period	$12,730,894	$12,838,185

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	720,872	755,070

Units purchased	8,248	10,158

Units sold/transferred	(82,107)	(44,356)

End of period	647,013	720,872

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

Notes to Financial Statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) that invest in non-proprietary funds or TIAA-CREF Life Funds (collectively, the “Funds”). TIAA-CREF Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (the, “Adviser”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the total value of a participant’s accumulation units on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 Individual Annuity Reserving for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective April 21, 2023, the Wanger Selected Sub-Account merged operations with Wanger Acorn Sub-Account.

Effective December 8, 2023, the PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account merged operations with PSF PGIM Jennison Blend Portfolio—Class II Sub-Account (commenced operations on December 8, 2023).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Cybersecurity Event: During the current fiscal period, a third-party administrative vendor to the Separate Account (the “Third-Party Vendor”) was impacted by a cybersecurity event that prevented the Third-Party Vendor’s ability to process premiums, withdrawals

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

and death benefits and perform other administrative services for its clients, including TIAA, TIAA Separate Account VA-1, TIAA-CREF Life Separate Account VA-1, TIAA-CREF Life Separate Account VLI-1, and TIAA-CREF Life Separate Account VLI-2. Once the Third-Party Vendor resumed operations, transactions for the Account were processed, effective as of the date on which they were received in good order. The cybersecurity event did not have a material impact to the Account’s financial statements for the year ended December 31, 2023.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2023, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2023 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$16,355,481	$16,671,270

TIAA-CREF Life Core Bond	38,034,859	35,840,968

TIAA-CREF Life Growth Equity	19,198,704	26,121,153

TIAA-CREF Life Growth & Income	50,179,863	28,712,413

TIAA-CREF Life International Equity	21,602,311	21,177,446

TIAA-CREF Life Large-Cap Value	17,426,848	21,697,224

TIAA-CREF Life Money Market	80,374,822	78,854,584

TIAA-CREF Life Real Estate Securities	10,472,700	17,062,464

TIAA-CREF Life Small-Cap Equity	12,372,914	13,074,087

TIAA-CREF Life Social Choice Equity	14,800,665	15,963,724

TIAA-CREF Life Stock Index	73,867,894	103,819,666

Calamos Growth and Income Portfolio	319,300	499,633

ClearBridge Variable Aggressive Growth Portfolio—Class I	9,430,036	8,615,735

ClearBridge Variable Small Cap Growth Portfolio—Class I	2,134,607	2,584,778

Credit Suisse Trust—Commodity Return Strategy Portfolio	259,467	487,622

Delaware VIP International Series—Standard Class	12,168,703	15,924,141

Delaware VIP Small Cap Value Series—Standard Class	10,004,304	9,770,706

DFA VA Equity Allocation Portfolio	3,607,882	4,496,733

DFA VA Global Bond Portfolio	14,134,503	11,844,054

DFA VA Global Moderate Allocation Portfolio	14,904,177	13,282,265

DFA VA International Small Portfolio	11,157,171	12,779,957

DFA VA International Value Portfolio	23,343,559	28,112,152

DFA VA Short-Term Fixed Portfolio	20,226,762	20,117,781

DFA VA US Large Value Portfolio	18,786,263	17,913,849

DFA VA US Targeted Value Portfolio	14,370,801	13,066,995

Franklin Income VIP Fund—Class 1	2,098,503	2,648,145

Franklin Mutual Shares VIP Fund—Class 1	431,735	296,996

Franklin Small-Mid Cap Growth VIP Fund—Class 1	4,034,925	4,212,904

Janus Henderson Forty Portfolio—Institutional Shares	3,450,124	2,935,788

Janus Henderson Overseas Portfolio—Institutional Shares	131,819	218,909

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	1,283,373	1,606,922

John Hancock Emerging Markets Value Trust	8,390,809	10,628,896

LVIP Delaware Diversified Income Fund—Standard Class	17,752,554	16,515,581

Matson Money Fixed Income VI Portfolio	10,546,065	11,764,491

Matson Money International Equity VI Portfolio	5,763,518	7,910,383

Matson Money U.S. Equity VI Portfolio	9,804,734	10,724,957

MFS Global Equity Series—Initial Class	1,736,776	1,425,965

MFS Growth Series—Initial Class	87,271	28,803

MFS Massachusetts Investors Growth Stock Portfolio	4,976,451	4,817,889

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

MFS Utilities Series—Initial Class	$1,278,630	$1,761,010

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	13,516,449	12,060,601

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	1,116,497	1,219,882

PIMCO VIT All Asset Portfolio—Institutional Class	551,745	1,327,751

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	1,682,200	1,722,494

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	9,824,333	8,800,095

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1,803,544	1,670,331

PIMCO VIT Real Return Portfolio—Institutional Class	24,993,927	25,308,722

PVC Equity Income Account—Class 1	27,980,818	26,278,905

PVC MidCap Account—Class 1	2,033,107	2,043,281

PSF Natural Resources Portfolio—Class II	923,531	1,297,336

PSF PGIM Jennison Blend Portfolio—Class II	25,911,984	2,032,881

PSF PGIM Jennison Focused Blend Portfolio-Class II	5,805,288	32,095,273

PSF PGIM Jennison Value Portfolio—Class II	373,858	752,217

Royce Capital Fund Micro-Cap Portfolio—Investment Class	538,356	561,471

Royce Capital Fund Small-Cap Portfolio—Investment Class	2,738,725	2,270,866

T. Rowe Price® Health Sciences Portfolio I	1,450,766	1,810,891

T. Rowe Price® Limited-Term Bond Portfolio	18,426,685	20,949,886

Templeton Developing Markets VIP Fund—Class 1	8,448,651	6,488,614

Vanguard VIF Balanced Portfolio	2,469,565	2,762,051

Vanguard VIF Capital Growth Portfolio	6,512,916	5,518,848

Vanguard VIF Conservative Allocation Portfolio	909,236	568,236

Vanguard VIF Equity Index	32,990,586	23,722,146

Vanguard VIF Global Bond Index Portfolio	2,113,531	1,072,895

Vanguard VIF High Yield Bond Portfolio	14,656,158	11,947,193

Vanguard VIF International Portfolio	2,289,344	3,119,504

Vanguard VIF Mid-Cap Index Portfolio	22,487,717	21,192,631

Vanguard VIF Moderate Allocation Portfolio	2,074,885	1,845,118

Vanguard VIF Real Estate Index Portfolio	10,865,269	8,511,789

Vanguard VIF Small Company Growth Portfolio	5,620,984	4,472,939

Vanguard VIF Total Bond Market Index Portfolio	70,403,017	56,438,301

Vanguard VIF Total International Stock Market Index Portfolio	6,787,766	6,654,594

Vanguard VIF Total Stock Market Index Portfolio	10,996,001	7,508,858

VY CBRE Global Real Estate Portfolio—Class I	2,913,740	2,516,974

Wanger International	3,262,372	3,725,253

Wanger Select	153,984	1,944,943

Wanger Acorn	3,832,535	2,139,515

Western Asset Variable Global High Yield Bond Portfolio—Class I	4,235,153	4,841,198

Note 5—condensed financial information

					For the period ended December 31, 2023

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2023	1,513	$35.86 to $37.49	$41.27 to $43.36	$63,986	2.46%	0.10% to 0.60%	15.08% to 15.65%
2022	1,598	$43.25 to $44.99	$35.86 to $37.49	$58,561	2.57%	0.10% to 0.60%	(17.09)% to (16.67)%
2021	1,716	$39.64 to $41.02	$43.25 to $44.99	$75,690	1.79%	0.10% to 0.60%	9.13% to 9.67%
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%

TIAA-CREF Life Core Bond Sub-Account
2023	3,605	$39.69 to $42.80	$41.93 to $45.44	$158,698	3.09%	0.10% to 0.60%	5.64% to 6.17%
2022	3,673	$46.01 to $49.36	$39.69 to $42.80	$152,013	2.20%	0.10% to 0.60%	(13.73)% to (13.30)%
2021	3,803	$46.75 to $49.90	$46.01 to $49.36	$181,621	2.36%	0.10% to 0.60%	(1.58)% to (1.08)%
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

					For the period ended December 31, 2023

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Growth Equity Sub-Account
2023	1,299	$60.43 to $65.18	$87.96 to $95.35	$129,554	0.26%	0.10% to 0.60%	45.55% to 46.28%
2022	1,380	$90.63 to $97.27	$60.43 to $65.18	$94,184	0.00%	0.10% to 0.60%	(33.32)% to (32.99)%
2021	1,448	$78.49 to $83.82	$90.63 to $97.27	$146,562	0.28%	0.10% to 0.60%	15.47% to 16.05%
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%

TIAA-CREF Life Growth & Income Sub-Account
2023	1,087	$94.35 to $101.74	$124.66 to $135.10	$159,610	1.08%	0.10% to 0.60%	32.14% to 32.80%
2022	1,177	$122.06 to $130.96	$94.35 to $101.74	$130,126	0.74%	0.10% to 0.60%	(22.70)% to (22.32)%
2021	1,306	$98.10 to $104.73	$122.06 to $130.96	$186,576	0.90%	0.10% to 0.60%	24.42% to 25.05%
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%

TIAA-CREF Life International Equity Sub-Account
2023	2,568	$35.04 to $37.78	$40.55 to $43.94	$112,875	2.11%	0.10% to 0.60%	15.72% to 16.30%
2022	2,613	$42.32 to $45.41	$35.04 to $37.78	$98,856	3.18%	0.10% to 0.60%	(17.20)% to (16.79)%
2021	2,517	$38.41 to $41.00	$42.32 to $45.41	$114,705	1.18%	0.10% to 0.60%	10.18% to 10.73%
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%

TIAA-CREF Life Large-Cap Value Sub-Account
2023	433	$120.26 to $129.67	$136.64 to $148.07	$68,976	1.67%	0.10% to 0.60%	13.62% to 14.19%
2022	483	$130.23 to $139.72	$120.26 to $129.67	$66,549	1.27%	0.10% to 0.60%	(7.65)% to (7.19)%
2021	540	$103.28 to $110.25	$130.23 to $139.72	$79,163	1.49%	0.10% to 0.60%	26.09% to 26.72%
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%

TIAA-CREF Life Money Market Sub-Account
2023	8,479	$11.46 to $12.37	$11.96 to $12.97	$106,450	4.91%	0.10% to 0.60%	4.40% to 4.92%
2022	8,794	$11.36 to $12.20	$11.46 to $12.37	$105,244	1.54%	0.10% to 0.60%	0.86% to 1.36%
2021	6,947	$11.43 to $12.21	$11.36 to $12.20	$82,011	0.00%	0.10% to 0.60%	(0.60)% to (0.10)%
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%

TIAA-CREF Life Real Estate Securities Sub-Account
2023	383	$129.47 to $139.60	$144.16 to $156.22	$63,670	2.59%	0.10% to 0.60%	11.35% to 11.90%
2022	441	$182.49 to $195.79	$129.47 to $139.60	$64,943	1.51%	0.10% to 0.60%	(29.05)% to (28.70)%
2021	483	$131.58 to $140.46	$182.49 to $195.79	$98,462	1.64%	0.10% to 0.60%	38.69% to 39.39%
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%

TIAA-CREF Life Small-Cap Equity Sub-Account
2023	296	$145.62 to $157.01	$171.74 to $186.10	$58,149	0.86%	0.10% to 0.60%	17.94% to 18.53%
2022	313	$173.62 to $186.27	$145.62 to $157.01	$51,364	0.48%	0.10% to 0.60%	(16.13)% to (15.71)%
2021	347	$140.01 to $149.46	$173.62 to $186.27	$67,160	0.51%	0.10% to 0.60%	24.01% to 24.63%
2020	350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%
2019	355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%

TIAA-CREF Life Social Choice Equity Sub-Account
2023	646	$95.68 to $103.17	$116.43 to $126.16	$84,876	1.39%	0.10% to 0.60%	21.68% to 22.29%
2022	681	$117.15 to $125.68	$95.68 to $103.17	$73,492	1.23%	0.10% to 0.60%	(18.32)% to (17.91)%
2021	748	$93.27 to $99.57	$117.15 to $125.68	$97,583	1.17%	0.10% to 0.60%	25.60% to 26.23%
2020	760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%
2019	815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Stock Index Sub-Account
2023		3,693	$116.83 to $125.99	$146.22 to $158.47	$608,408	1.47%	0.10% to 0.60%	25.16% to 25.78%
2022		3,995	$145.43 to $156.05	$116.83 to $125.99	$522,030	1.33%	0.10% to 0.60%	(19.67)% to (19.26)%
2021		4,137	$116.46 to $124.34	$145.43 to $156.05	$675,674	1.35%	0.10% to 0.60%	24.88% to 25.50%
2020		4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%
2019		4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%

Calamos Growth and Income Portfolio Sub-Account
2023		98	$38.10 to $38.68	$45.67 to $46.41	$4,525	0.57%	0.10% to 0.20%	19.88% to 20.00%
2022		106	$44.59 to $47.84	$38.10 to $38.68	$4,062	0.69%	0.10% to 0.20%	(19.23)% to (19.15)%
2021		110	$36.95 to $39.44	$44.59 to $47.84	$5,212	0.37%	0.10% to 0.59%	20.67% to 21.28%
2020		113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%
2019		127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2023		577	$41.29 to $44.53	$51.07 to $55.34	$30,688	0.30%	0.10% to 0.60%	23.68% to 24.30%
2022		622	$56.45 to $60.57	$41.29 to $44.53	$26,625	0.46%	0.10% to 0.60%	(26.85)% to (26.49)%
2021		610	$51.49 to $54.97	$56.45 to $60.57	$35,628	0.16%	0.10% to 0.60%	9.64% to 10.19%
2020		657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2023		87	$54.39 to $58.64	$58.60 to $63.50	$5,342	0.00%	0.10% to 0.60%	7.45% to 8.72%
2022		94	$76.89 to $82.50	$54.39 to $58.64	$5,352	0.00%	0.10% to 0.60%	(29.27)% to (28.92)%
2021		95	$68.69 to $73.33	$76.89 to $82.50	$7,604	0.00%	0.10% to 0.60%	11.94% to 12.50%
2020		85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2023		26	$23.35 to $24.44	$21.09 to $22.19	$561	19.61%	0.10% to 0.60%	(9.66)% to (9.21)%
2022		42	$20.24 to $21.09	$23.35 to $24.44	$999	13.80%	0.10% to 0.60%	2.64% to 15.91%
2021		27	$15.92 to $16.50	$20.24 to $21.09	$561	5.83%	0.10% to 0.60%	(4.92)% to 27.77%
2020		13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%

Delaware VIP International Series—Standard Class Sub-Account
2023		2,351	$15.21 to $16.41	$17.18 to $18.61	$42,404	1.40%	0.10% to 0.60%	12.90% to 13.47%
2022		2,610	$18.52 to $19.86	$15.21 to $16.41	$41,321	1.48%	0.10% to 0.60%	(17.83)% to (17.42)%
2021		2,554	$17.35 to $18.28	$18.52 to $19.86	$49,043	0.96%	0.10% to 0.60%	6.23% to 6.76%
2020	(x)	2,616	$17.35 to $18.28	$17.43 to $18.61	$47,083	0.00%	0.12% to 0.71%	1.19% to 1.21%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2023		325	$86.84 to $93.63	$94.47 to $102.37	$32,328	0.96%	0.10% to 0.60%	8.79% to 9.33%
2022		340	$99.37 to $106.61	$86.84 to $93.63	$30,836	0.83%	0.10% to 0.60%	(12.61)% to (12.18)%
2021		368	$74.37 to $79.39	$99.37 to $106.61	$37,969	0.85%	0.10% to 0.60%	33.61% to 34.28%
2020		414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%

DFA VA Equity Allocation Portfolio Sub-Account
2023		258	$36.34 to $37.35	$43.40 to $44.83	$11,403	2.17%	0.10% to 0.60%	19.43% to 20.03%
2022		291	$42.35 to $43.31	$36.34 to $37.35	$10,751	1.74%	0.10% to 0.60%	(14.20)% to (13.77)%
2021		315	$34.26 to $34.86	$42.35 to $43.31	$13,516	1.34%	0.10% to 0.60%	8.04% to 24.25%
2020		875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

					For the period ended December 31, 2023

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA Global Bond Portfolio Sub-Account
2023	2,003	$26.00 to $27.42	$27.15 to $28.78	$56,351	4.05%	0.10% to 0.60%	4.43% to 4.95%
2022	1,999	$27.93 to $29.31	$26.00 to $27.42	$53,594	1.57%	0.10% to 0.60%	(6.89)% to (6.43)%
2021	2,102	$28.39 to $29.65	$27.93 to $29.31	$60,366	0.72%	0.10% to 0.60%	(1.63)% to (1.14)%
2020	2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%
2019	2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2023	989	$38.18 to $39.97	$43.54 to $45.81	$44,285	2.77%	0.10% to 0.60%	14.04% to 14.61%
2022	987	$43.14 to $44.93	$38.18 to $39.97	$38,556	1.44%	0.10% to 0.60%	(11.49)% to (11.05)%
2021	1,034	$38.00 to $39.38	$43.14 to $44.93	$45,573	1.50%	0.10% to 0.60%	13.52% to 14.09%
2020	1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%
2019	1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%

DFA VA International Small Portfolio Sub-Account
2023	931	$44.24 to $46.66	$50.18 to $53.20	$48,213	3.14%	0.10% to 0.60%	13.43% to 14.00%
2022	994	$54.04 to $56.72	$44.24 to $46.66	$45,208	2.61%	0.10% to 0.60%	(18.14)% to (17.73)%
2021	972	$47.46 to $49.56	$54.04 to $56.72	$53,870	2.56%	0.10% to 0.60%	13.88% to 14.45%
2020	1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%
2019	1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%

DFA VA International Value Portfolio Sub-Account
2023	2,056	$39.56 to $41.72	$46.34 to $49.13	$98,454	4.71%	0.10% to 0.60%	17.16% to 17.74%
2022	2,291	$41.22 to $43.26	$39.56 to $41.72	$93,246	3.89%	0.10% to 0.60%	(4.03)% to (3.55)%
2021	2,398	$35.11 to $36.66	$41.22 to $43.26	$101,463	3.98%	0.10% to 0.60%	17.41% to 18.00%
2020	2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%
2019	2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%

DFA VA Short-Term Fixed Portfolio Sub-Account
2023	2,931	$24.94 to $26.31	$26.03 to $27.59	$78,804	3.74%	0.10% to 0.60%	4.36% to 4.88%
2022	3,027	$25.38 to $26.64	$24.94 to $26.31	$77,670	1.27%	0.10% to 0.60%	(1.75)% to (1.25)%
2021	3,235	$25.58 to $26.72	$25.38 to $26.64	$84,242	0.01%	0.10% to 0.60%	(0.79)% to (0.29)%
2020	3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%
2019	2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%

DFA VA US Large Value Portfolio Sub-Account
2023	898	$70.73 to $74.61	$77.99 to $82.67	$72,395	2.31%	0.10% to 0.60%	10.26% to 10.81%
2022	919	$74.81 to $78.51	$70.73 to $74.61	$66,871	2.19%	0.10% to 0.60%	(5.45)% to (4.97)%
2021	962	$59.24 to $61.86	$74.81 to $78.51	$73,868	1.76%	0.10% to 0.60%	26.28% to 26.91%
2020	970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%
2019	929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%

DFA VA US Targeted Value Portfolio Sub-Account
2023	564	$72.67 to $76.65	$86.71 to $91.92	$50,645	1.60%	0.10% to 0.60%	19.32% to 19.91%
2022	596	$76.33 to $80.10	$72.67 to $76.65	$44,643	1.28%	0.10% to 0.60%	(4.79)% to (4.31)%
2021	659	$54.97 to $57.41	$76.33 to $80.10	$51,711	1.49%	0.10% to 0.60%	38.85% to 39.54%
2020	634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10% to 0.60%	3.36% to 3.88%
2019	595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%

Franklin Income VIP Fund—Class 1 Sub-Account
2023	193	$35.47 to $38.24	$38.38 to $41.59	$7,886	5.27%	0.10% to 0.60%	8.22% to 8.76%
2022	232	$37.65 to $40.39	$35.47 to $38.24	$8,711	5.37%	0.10% to 0.60%	(5.80)% to (5.33)%
2021	272	$32.37 to $34.56	$37.65 to $40.39	$10,752	4.67%	0.10% to 0.60%	16.31% to 16.89%
2020	272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10% to 0.60%	0.37% to 0.87%
2019	302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2023		53	$37.06 to $39.96	$41.89 to $45.40	$2,371	2.12%	0.10% to 0.60%	13.05% to 13.62%
2022		56	$40.15 to $43.08	$37.06 to $39.96	$2,180	2.10%	0.10% to 0.60%	(7.71)% to (7.25)%
2021		58	$33.80 to $36.08	$40.15 to $43.08	$2,464	3.21%	0.10% to 0.60%	18.81% to 19.40%
2020		57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%
2019		59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2023		166	$63.45 to $68.41	$80.17 to $86.88	$14,021	0.00%	0.10% to 0.60%	26.37% to 27.29%
2022		169	$96.01 to $103.01	$63.45 to $68.41	$11,180	0.00%	0.10% to 0.60%	(33.92)% to (33.59)%
2021		153	$87.61 to $93.52	$96.01 to $103.01	$15,280	0.00%	0.10% to 0.60%	9.59% to 10.14%
2020		186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%
2019		170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2023		77	$129.34 to $139.46	$179.95 to $195.00	$14,690	0.20%	0.10% to 0.60%	39.13% to 39.82%
2022		73	$195.83 to $210.09	$129.34 to $139.46	$10,053	0.18%	0.10% to 0.60%	(33.95)% to (33.62)%
2021		88	$160.30 to $171.12	$195.83 to $210.09	$18,168	0.00%	0.10% to 0.60%	22.16% to 22.77%
2020		102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2023		20	$77.19 to $78.96	$86.06 to $87.45	$1,762	1.46%	0.10% to 0.20%	10.65% to 10.76%
2022		22	$80.60 to $86.48	$77.19 to $78.96	$1,694	1.76%	0.10% to 0.25%	(8.83)% to (8.70)%
2021		22	$71.39 to $76.21	$80.60 to $86.48	$1,907	1.12%	0.10% to 0.50%	13.01% to 13.47%
2020		26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2023		175	$42.37 to $45.68	$46.91 to $50.84	$8,829	1.12%	0.10% to 0.60%	10.73% to 11.29%
2022		189	$45.13 to $48.42	$42.37 to $45.68	$8,567	1.31%	0.10% to 0.60%	(6.12)% to (5.65)%
2021		200	$37.92 to $40.48	$45.13 to $48.42	$9,531	0.44%	0.10% to 0.60%	19.01% to 19.61%
2020		214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%

John Hancock Emerging Markets Value Trust Sub-Account
2023		1,260	$30.03 to $31.26	$34.37 to $35.96	$44,305	1.62%	0.10% to 0.60%	14.46% to 15.04%
2022		1,349	$34.18 to $35.41	$30.03 to $31.26	$41,296	3.76%	0.10% to 0.60%	(12.16)% to (11.72)%
2021		1,325	$30.91 to $31.86	$34.18 to $35.41	$46,070	2.41%	0.10% to 0.60%	10.58% to 11.14%
2020		1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2023		3,561	$15.94 to $17.19	$16.84 to $18.25	$63,503	4.08%	0.10% to 0.60%	5.60% to 6.13%
2022		3,647	$18.62 to $19.98	$15.94 to $17.19	$61,020	3.32%	0.10% to 0.60%	(14.37)% to (13.94)%
2021	(af)	3,675	$18.57 to $19.85	$18.62 to $19.98	$71,417	2.76%	0.10% to 0.60%	0.30% to 0.63%

Matson Money Fixed Income VI Portfolio Sub-Account
2023		1,014	$23.96 to $24.82	$25.07 to $26.34	$26,022	2.63%	0.09% to 0.60%	3.56% to 5.06%
2022		1,088	$25.93 to $26.76	$23.96 to $24.82	$26,593	1.15%	0.20% to 0.60%	(7.60)% to (7.23)%
2021		1,178	$26.44 to $27.17	$25.93 to $26.76	$31,137	0.31%	0.20% to 0.60%	(1.93)% to (1.54)%
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%

Matson Money International Equity VI Portfolio Sub-Account
2023		565	$28.74 to $30.05	$33.05 to $34.72	$19,125	3.13%	0.10% to 0.60%	14.98% to 15.55%
2022		650	$32.38 to $33.68	$28.74 to $30.05	$19,083	2.18%	0.10% to 0.60%	(11.22)% to (4.02)%
2021		641	$28.49 to $29.49	$32.38 to $33.68	$21,163	3.07%	0.10% to 0.60%	13.62% to 14.19%
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Matson Money U.S. Equity VI Portfolio Sub-Account
2023		500	$44.83 to $46.86	$51.88 to $54.50	$26,593	1.03%	0.10% to 0.60%	15.71% to 16.29%
2022		557	$49.99 to $51.99	$44.83 to $46.86	$25,534	0.77%	0.10% to 0.60%	(10.31)% to (9.86)%
2021		596	$38.31 to $39.24	$49.99 to $51.99	$30,374	0.94%	0.10% to 0.60%	7.47% to 30.93%
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	1.95% to 2.46%
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%

MFS Global Equity Series—Initial Class Sub-Account
2023		133	$36.76 to $39.64	$41.72 to $45.21	$5,914	0.79%	0.10% to 0.59%	13.50% to 14.07%
2022		133	$44.95 to $48.23	$36.76 to $39.64	$5,155	0.55%	0.10% to 0.60%	(18.22)% to (17.81)%
2021		134	$38.58 to $41.19	$44.95 to $48.23	$6,310	0.62%	0.10% to 0.60%	16.51% to 17.09%
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%

MFS Growth Series—Initial Class Sub-Account
2023		8	$90.58 to $97.67	$130.45 to $132.56	$1,012	0.00%	0.10% to 0.20%	35.59% to 35.73%
2022		8	$133.30 to $143.01	$90.58 to $97.67	$754	0.00%	0.10% to 0.59%	(32.04)% to (31.70)%
2021		8	$108.55 to $115.88	$133.30 to $143.01	$1,186	0.00%	0.10% to 0.60%	22.79% to 23.41%
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2023		166	$43.75 to $47.17	$53.93 to $58.44	$9,496	0.30%	0.10% to 0.60%	23.27% to 23.88%
2022		173	$54.51 to $58.48	$43.75 to $47.17	$7,954	0.11%	0.10% to 0.60%	(19.74)% to (19.34)%
2021		183	$43.53 to $46.47	$54.51 to $58.48	$10,389	0.23%	0.10% to 0.60%	25.22% to 25.85%
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%

MFS Utilities Series—Initial Class Sub-Account
2023		40	$82.51 to $88.97	$80.29 to $87.01	$3,440	3.40%	0.10% to 0.60%	(2.69)% to (2.21)%
2022		50	$82.39 to $88.39	$82.51 to $88.97	$4,333	2.45%	0.10% to 0.60%	0.15% to 0.65%
2021		47	$72.65 to $77.55	$82.39 to $88.39	$4,062	1.72%	0.10% to 0.60%	13.41% to 13.98%
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2023		1,086	$35.93 to $38.74	$39.64 to $42.96	$45,059	1.05%	0.10% to 0.60%	10.34% to 10.89%
2022		1,119	$40.05 to $42.97	$35.93 to $38.74	$41,803	0.59%	0.10% to 0.60%	(10.29)% to (9.84)%
2021		1,228	$30.34 to $32.39	$40.05 to $42.97	$50,975	0.59%	0.10% to 0.60%	32.00% to 32.66%
2020		1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2023		37	$45.22 to $48.76	$57.04 to $61.81	$2,257	0.34%	0.10% to 0.60%	4.39% to 26.77%
2022		40	$55.79 to $59.85	$45.22 to $48.76	$1,908	0.42%	0.10% to 0.60%	(18.94)% to (18.53)%
2021		46	$45.45 to $48.52	$55.79 to $59.85	$2,680	0.38%	0.10% to 0.60%	22.74% to 23.35%
2020		50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2023		154	$21.30 to $22.97	$22.93 to $24.84	$3,779	3.02%	0.10% to 0.60%	7.64% to 8.17%
2022		193	$24.26 to $26.02	$21.30 to $22.97	$4,367	7.71%	0.10% to 0.60%	(12.18)% to (11.75)%
2021		226	$20.96 to $22.38	$24.26 to $26.02	$5,757	10.93%	0.10% to 0.60%	15.72% to 16.30%
2020		282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%
2019		239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2023		129	$24.07 to $25.20	$22.08 to $23.23	$2,926	15.72%	0.10% to 0.60%	(8.30)% to (7.84)%
2022		150	$22.26 to $23.19	$24.07 to $25.20	$3,707	22.74%	0.10% to 0.60%	8.14% to 8.68%
2021		141	$16.78 to $17.39	$22.26 to $23.19	$3,207	4.50%	0.10% to 0.60%	32.67% to 33.34%
2020		92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%
2019		93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2023		1,302	$27.98 to $29.29	$30.95 to $32.56	$41,330	5.84%	0.10% to 0.60%	10.61% to 11.17%
2022		1,344	$33.34 to $34.73	$27.98 to $29.29	$38,446	4.97%	0.10% to 0.60%	(16.09)% to (15.67)%
2021		1,305	$34.38 to $35.63	$33.34 to $34.73	$44,396	4.63%	0.10% to 0.60%	(3.00)% to (2.51)%
2020		1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%
2019		1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2023		306	$17.32 to $18.67	$18.15 to $19.66	$5,915	2.40%	0.10% to 0.59%	4.79% to 5.31%
2022		310	$19.55 to $20.97	$17.32 to $18.67	$5,679	1.64%	0.10% to 0.60%	(11.40)% to (10.96)%
2021		292	$20.49 to $21.87	$19.55 to $20.97	$6,029	5.16%	0.10% to 0.60%	(4.59)% to (4.11)%
2020		259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%
2019		250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2023		5,006	$18.68 to $20.14	$19.27 to $20.89	$101,200	3.14%	0.10% to 0.60%	3.21% to 3.72%
2022		5,184	$21.29 to $22.85	$18.68 to $20.14	$100,994	7.14%	0.10% to 0.60%	(12.30)% to (11.86)%
2021		5,437	$20.26 to $21.63	$21.29 to $22.85	$120,386	5.14%	0.10% to 0.60%	5.11% to 5.64%
2020		5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%
2019		5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%

PVC Equity Income Account—Class 1 Sub-Account
2023		1,579	$53.56 to $57.75	$59.21 to $64.16	$98,402	2.10%	0.10% to 0.60%	10.55% to 11.10%
2022		1,663	$60.20 to $64.58	$53.56 to $57.75	$93,017	1.90%	0.10% to 0.60%	(11.03)% to (10.59)%
2021		1,784	$49.45 to $52.79	$60.20 to $64.58	$111,694	1.98%	0.10% to 0.60%	21.73% to 22.34%
2020		1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%
2019		1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%

PVC MidCap Account—Class 1 Sub-Account
2023		100	$65.93 to $71.09	$84.65 to $89.54	$8,894	0.00%	0.10% to 0.45%	25.52% to 25.96%
2022		103	$86.12 to $92.39	$65.93 to $71.09	$7,236	0.19%	0.10% to 0.60%	(23.44)% to (23.05)%
2021		105	$69.02 to $73.68	$86.12 to $92.39	$9,513	0.13%	0.10% to 0.60%	24.78% to 25.40%
2020		115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%
2019		124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%

PSF Natural Resources Portfolio—Class II Sub-Account
2023		48	$60.22 to $64.93	$60.81 to $65.89	$3,092	0.00%	0.10% to 0.60%	0.98% to 1.48%
2022		54	$49.84 to $53.48	$60.22 to $64.93	$3,422	0.00%	0.10% to 0.60%	20.82% to 21.42%
2021		41	$40.10 to $42.81	$49.84 to $53.48	$2,171	0.00%	0.10% to 0.60%	24.28% to 24.90%
2020		47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%
2019		42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%

PSF PGIM Jennison Blend Portfolio—Class II Sub-Account
2023	(ag)	412	$57.32	$58.57 to $63.47	$25,502	0.00%	0.10% to 0.63%	2.96% to 3.38%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2023		126	$56.93 to $61.38	$64.93 to $70.36	$8,787	0.00%	0.10% to 0.60%	14.06% to 14.63%
2022		132	$62.42 to $66.97	$56.93 to $61.38	$8,021	0.00%	0.10% to 0.60%	(8.80)% to (8.35)%
2021		143	$49.34 to $52.67	$62.42 to $66.97	$9,493	0.00%	0.10% to 0.60%	26.52% to 27.16%
2020		155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%
2019		155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2023		26	$26.31 to $28.37	$31.06 to $33.66	$873	0.00%	0.10% to 0.60%	7.23% to 18.66%
2022		27	$34.12 to $36.61	$26.31 to $28.37	$764	0.00%	0.10% to 0.60%	(22.90)% to (22.51)%
2021		41	$26.41 to $28.19	$34.12 to $36.61	$1,467	0.00%	0.10% to 0.60%	29.20% to 29.85%
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2023		303	$22.75 to $24.53	$28.48 to $30.86	$9,243	0.90%	0.10% to 0.60%	25.17% to 25.80%
2022		317	$25.21 to $27.05	$22.75 to $24.53	$7,676	0.39%	0.10% to 0.60%	(9.74)% to (9.29)%
2021		352	$19.69 to $21.02	$25.21 to $27.05	$9,375	1.43%	0.10% to 0.60%	28.05% to 28.69%
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2023		127	$51.75 to $53.88	$52.96 to $55.42	$6,907	0.00%	0.10% to 0.60%	2.35% to 2.86%
2022		138	$59.48 to $61.62	$51.75 to $53.88	$7,314	0.00%	0.10% to 0.60%	(13.00)% to (12.56)%
2021		136	$52.91 to $54.53	$59.48 to $61.62	$8,262	0.00%	0.10% to 0.60%	12.43% to 12.99%
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2023		1,862	$26.03 to $27.47	$27.15 to $28.80	$52,327	3.30%	0.10% to 0.60%	4.31% to 4.84%
2022		2,027	$27.42 to $28.80	$26.03 to $27.47	$54,185	1.94%	0.10% to 0.60%	(5.09)% to (4.61)%
2021		2,071	$27.55 to $28.79	$27.42 to $28.80	$58,155	1.33%	0.10% to 0.60%	(0.47)% to 0.03%
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2023		1,431	$15.52 to $16.73	$17.40 to $18.85	$26,147	2.29%	0.10% to 0.60%	12.10% to 12.66%
2022		1,352	$19.94 to $21.39	$15.52 to $16.73	$21,887	2.94%	0.10% to 0.60%	(22.17)% to (21.78)%
2021		1,107	$21.23 to $22.66	$19.94 to $21.39	$22,946	1.05%	0.10% to 0.60%	(6.07)% to (5.60)%
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%

Vanguard VIF Balanced Portfolio Sub-Account
2023		123	$30.28 to $30.69	$34.41 to $35.05	$4,284	2.02%	0.10% to 0.60%	13.64% to 14.21%
2022		140	$35.55 to $35.85	$30.28 to $30.69	$4,283	2.02%	0.10% to 0.60%	(14.81)% to (14.39)%
2021		134	$25.95 to $27.58	$35.55 to $35.85	$4,802	0.71%	0.10% to 0.60%	2.83% to 19.06%
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0.00%	0.11% to 0.51%	9.44% to 15.20%

Vanguard VIF Capital Growth Portfolio Sub-Account
2023		298	$53.11 to $55.29	$67.57 to $70.69	$20,815	1.03%	0.10% to 0.60%	27.22% to 27.85%
2022		300	$63.22 to $65.49	$53.11 to $55.29	$16,395	0.89%	0.10% to 0.60%	(15.99)% to (15.57)%
2021		309	$52.33 to $53.93	$63.22 to $65.49	$19,993	0.88%	0.10% to 0.60%	20.81% to 21.42%
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2023		99	$25.78 to $26.12	$28.83 to $29.36	$2,894	2.01%	0.10% to 0.61%	6.85% to 12.40%
2022		91	$30.47 to $30.73	$25.78 to $26.12	$2,357	3.46%	0.10% to 0.60%	(15.40)% to (14.98)%
2021		109	$28.92 to $29.02	$30.47 to $30.73	$3,341	0.62%	0.10% to 0.56%	4.34% to 5.88%
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

Vanguard VIF Equity Index Portfolio Sub-Account
2023		2,645	$52.60 to $54.76	$65.94 to $68.99	$179,989	1.38%	0.10% to 0.60%	25.36% to 25.99%
2022		2,601	$64.71 to $67.04	$52.60 to $54.76	$140,644	1.35%	0.10% to 0.60%	(18.72)% to (18.31)%
2021		2,714	$50.64 to $52.20	$64.71 to $67.04	$179,891	1.22%	0.10% to 0.60%	27.78% to 28.42%
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Global Bond Index Portfolio Sub-Account
2023		130	$21.57 to $21.80	$22.86 to $23.19	$3,008	1.50%	0.10% to 0.50%	3.77% to 6.41%
2022		86	$24.95 to $25.12	$21.57 to $21.80	$1,863	2.63%	0.10% to 0.50%	(13.56)% to (13.21)%
2021		75	$25.54 to $25.61	$24.95 to $25.12	$1,884	1.34%	0.10% to 0.50%	(2.33)% to (1.94)%
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2023		1,570	$31.80 to $33.10	$35.30 to $36.93	$56,735	4.87%	0.10% to 0.60%	11.00% to 11.55%
2022		1,565	$35.29 to $36.56	$31.80 to $33.10	$50,758	5.06%	0.10% to 0.60%	(9.90)% to (9.45)%
2021		1,610	$34.25 to $35.30	$35.29 to $36.56	$57,834	4.03%	0.10% to 0.60%	3.06% to 3.57%
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%

Vanguard VIF International Portfolio Sub-Account
2023		122	$29.35 to $29.74	$33.45 to $34.07	$4,135	1.66%	0.10% to 0.60%	13.97% to 14.54%
2022		154	$42.25 to $42.61	$29.35 to $29.74	$4,555	1.24%	0.10% to 0.60%	(30.54)% to (30.19)%
2021		111	$43.17 to $43.32	$42.25 to $42.61	$4,703	0.27%	0.10% to 0.60%	(2.13)% to (1.64)%
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0.00%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2023		1,762	$45.50 to $47.37	$52.39 to $54.81	$94,585	1.41%	0.10% to 0.60%	15.14% to 15.71%
2022		1,785	$56.38 to $58.41	$45.50 to $47.37	$82,945	1.12%	0.10% to 0.60%	(19.31)% to (18.90)%
2021		1,787	$45.61 to $47.01	$56.38 to $58.41	$102,675	1.07%	0.10% to 0.60%	23.61% to 24.23%
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%
2019		1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2023		155	$28.08 to $28.46	$32.25 to $32.73	$5,044	2.11%	0.20% to 0.60%	10.80% to 15.26%
2022		154	$33.60 to $33.88	$28.08 to $28.46	$4,356	2.58%	0.10% to 0.60%	(16.43)% to (16.01)%
2021		104	$30.71 to $30.81	$33.60 to $33.88	$3,510	1.21%	0.10% to 0.60%	9.42% to 9.96%
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2023		945	$33.69 to $35.07	$37.40 to $39.13	$36,263	2.43%	0.10% to 0.60%	11.03% to 11.59%
2022		940	$45.98 to $47.63	$33.69 to $35.07	$32,400	1.90%	0.10% to 0.60%	(26.74)% to (26.37)%
2021		965	$32.99 to $34.00	$45.98 to $47.63	$45,268	1.79%	0.10% to 0.60%	39.37% to 40.07%
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%
2019		793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2023		418	$42.85 to $44.61	$50.96 to $53.32	$21,900	0.39%	0.10% to 0.60%	18.93% to 19.53%
2022		395	$57.74 to $59.82	$42.85 to $44.61	$17,314	0.25%	0.10% to 0.60%	(25.80)% to (25.43)%
2021		383	$50.86 to $52.42	$57.74 to $59.82	$22,560	0.36%	0.10% to 0.60%	13.53% to 14.10%
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%
2019		476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2023		10,218	$25.20 to $26.23	$26.45 to $27.67	$276,930	2.44%	0.10% to 0.60%	4.95% to 5.47%
2022		9,912	$29.21 to $30.26	$25.20 to $26.23	$255,016	2.04%	0.10% to 0.60%	(13.73)% to (13.30)%
2021		9,973	$29.90 to $30.82	$29.21 to $30.26	$296,786	1.94%	0.10% to 0.60%	(2.30)% to (1.82)%
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%
2019		6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2023		606	$31.18 to $31.59	$35.81 to $36.47	$21,960	2.86%	0.10% to 0.63%	14.85% to 15.43%
2022		625	$37.41 to $37.66	$31.18 to $31.59	$19,660	3.44%	0.10% to 0.70%	(16.43)% to 12.65%
2021		601	$34.64 to $34.73	$37.41 to $37.66	$22,548	0.66%	0.10% to 0.50%	7.99% to 8.42%
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31, 2023

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2023		665	$34.52 to $34.99	$43.22 to $44.02	$29,075	1.09%	0.10% to 0.60%	25.20% to 25.82%
2022		614	$43.19 to $43.56	$34.52 to $34.99	$21,372	1.26%	0.10% to 0.60%	(20.07)% to (19.67)%
2021		526	$34.59 to $34.70	$43.19 to $43.56	$22,822	0.67%	0.10% to 0.60%	11.74% to 25.51%
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

VY CBRE Global Real Estate Portfolio—Class I Sub-Account
2023		158	$43.97 to $46.84	$49.21 to $52.69	$8,146	2.02%	0.10% to 0.60%	11.92% to 12.97%
2022		154	$58.93 to $62.47	$43.97 to $46.84	$7,065	3.27%	0.10% to 0.60%	(25.40)% to (25.02)%
2021		165	$44.09 to $46.51	$58.93 to $62.47	$10,047	2.89%	0.10% to 0.60%	33.66% to 34.33%
2020		177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%
2019		177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%

Wanger International Sub-Account
2023		158	$62.71 to $67.62	$72.91 to $79.01	$12,273	0.32%	0.10% to 0.60%	16.26% to 17.43%
2022		166	$95.37 to $102.32	$62.71 to $67.62	$10,951	0.91%	0.10% to 0.60%	(34.24)% to (33.91)%
2021		158	$80.75 to $86.21	$95.37 to $102.32	$15,733	0.55%	0.10% to 0.60%	18.10% to 18.69%
2020		178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%
2019		183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%

Wanger Acorn Sub-Account
2023		53	$89.41 to $96.40	$108.19 to $117.24	$6,014	0.00%	0.10% to 0.60%	21.01% to 21.61%
2022		36	$135.18 to $145.03	$89.41 to $96.40	$3,369	0.00%	0.10% to 0.60%	(33.86)% to (33.53)%
2021		26	$124.88 to $133.31	$135.18 to $145.03	$3,723	0.83%	0.10% to 0.60%	8.25% to 8.79%
2020		27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%
2019		25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2023		647	$17.08 to $18.41	$18.72 to $20.28	$12,731	5.51%	0.10% to 0.60%	9.60% to 10.15%
2022		721	$19.91 to $21.36	$17.08 to $18.41	$12,838	6.63%	0.10% to 0.60%	(14.24)% to (13.81)%
2021		755	$19.77 to $21.11	$19.91 to $21.36	$15,644	4.49%	0.10% to 0.60%	0.72% to 1.22%
2020		724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%
2019		756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2023. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2023.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(w)	Sub-account commenced operations on April 30, 2019.
(x)	Sub-account commenced operations on December 11, 2020.
(y)	Sub-account commenced operations on June 3, 2020.
(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.
(af)	Sub-account commenced operations on April 30, 2021.
(ag)	Sub-account commenced operations on December 8, 2023.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-71

Notes to financial statements	concluded

TIAA-CREF Life Separate Account VA-1

Note 6—Subsequent Events

Effective April 26, 2024, the Delaware VIP International Series-Standard Class merged into the Delaware Ivy VIP International Core Equity Series—Standard Class. This fund is closed to new investors.

Effective May 1, 2024, the following Fund names have changed:

Current Fund	New Fund

TIAA-CREF Life Balanced Fund

TIAA-CREF Life Core Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

ClearBridge Variable Aggressive Growth Portfolio—Class I

Delaware Ivy VIP International Core Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

LVIP Delaware Diversified Income—Standard Class

Nuveen Life Balanced Fund

Nuveen Life Core Bond Fund

Nuveen Life Growth Equity Fund

Nuveen Life Core Equity Fund

Nuveen Life International Equity Fund

Nuveen Life Large Cap Value Fund

Nuveen Life Money Market Fund

Nuveen Life Real Estate Securities Select Fund

Nuveen Life Small Cap Equity Fund

Nuveen Life Large Cap Responsible Equity Fund

Nuveen Life Stock Index Fund

ClearBridge Variable Growth Portfolio—Class I

Macquarie VIP International Core Equity Series—Standard Class

Macquarie VIP Small Cap Value Series—Standard Class

LVIP Macquarie Diversified Income—Standard Class

B-72	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

TC Life Insurance Company Financials	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with Teachers Insurance and Annuity Association of America (“TIAA”), its parent, and other subsidiaries of TIAA, which are related parties. Our opinion is not modified with respect to this matter.

As discussed in Note 1 to the financial statements, the Company no longer manufactures life insurance products for new customers and continues to service all existing life insurance contracts. Our opinion is not modified with respect to this matter.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting

B-2	TC Life Insurance Company Financials

from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2024

TC Life Insurance Company Financials	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2023	2022

ADMITTED ASSETS

Bonds	$13,137,142	$13,355,205

Preferred stocks	9,755	9,376

Cash, cash equivalents and short-term investments	263,877	97,648

Contract loans	62,247	48,211

Other invested assets	10,704	4,690

Total cash and invested assets	13,483,725	13,515,130

Investment income due and accrued	103,762	100,958

Federal income tax recoverable from TIAA	8,486	—

Net deferred federal income tax asset	14,540	16,300

Reinsurance amounts receivable	7,524	8,529

Other assets	26,641	25,345

Separate account assets	4,465,616	3,966,298

Total admitted assets	$18,110,294	$17,632,560

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$12,671,770	$12,610,944

Asset valuation reserve	89,743	77,801

Interest maintenance reserve	16,138	46,736

Federal income tax payable to TIAA	—	5,033

Other amounts payable on reinsurance	10,494	7,630

Other liabilities	36,792	32,524

Separate account liabilities	4,453,431	3,954,476

Total liabilities	17,278,368	16,735,144

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	51,926	117,416

Total capital and surplus	831,926	897,416

Total liabilities, capital and surplus	$18,110,294	$17,632,560

B-4	TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2023	2022	2021

REVENUES

Insurance and annuity premiums and other considerations	$217,076	$258,298	$435,313

Net investment income	435,795	404,485	362,614

Commissions and expense allowances on reinsurance ceded	6,249	7,410	9,732

Reserve adjustments on reinsurance ceded	(27,409)	(11,453)	(7,468)

Separate account fees and other revenues	19,578	21,059	22,141

Total revenues	$651,289	$679,799	$822,332

EXPENSES

Policy and contract benefits	$561,980	$394,462	$398,599

Increase (decrease) in policy and contract reserves	(165,330)	3,237	46,123

Insurance expenses and taxes (excluding federal income taxes)	78,483	74,088	71,026

Commissions on premiums	3,153	4,209	5,649

Interest on deposit-type contracts	231,510	98,778	90,088

Net transfers to (from) separate accounts	(132,915)	(77,274)	58,877

Total expenses	$576,881	$497,500	$670,362

Income before federal income tax and net realized capital (losses)	74,408	182,299	151,970

Federal income tax expense	14,064	34,780	29,067

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	476	(842)	(1,093)

Net income	$60,820	$146,677	$121,810

See notes to statutory-basis financial statements	TC Life Insurance Company Financials	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes			1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes	—	—	(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

Net income (loss)	—	—	60,820	60,820

Change in net unrealized capital gains (losses) on investments, net of $80 in taxes	—	—	299	299

Change in asset valuation reserve	—	—	(11,942)	(11,942)

Change in surplus in separate accounts	—	—	345	345

Change in liability for reinsurance in unauthorized companies	—	—	1,362	1,362

Change in net deferred income tax	—	—	(393)	(393)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(1,287)	(1,287)

Deferred premium asset limitation	—	—	3,607	3,607

Other assets	—	—	(201)	(201)

Dividends to stockholders	—	—	(118,100)	(118,100)

Balance, December 31, 2023	$2,500	$777,500	$51,926	$831,926

B-6	TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2023	2022	2021

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$216,975	$263,068	$435,901

Net investment income	424,010	384,536	362,285

Separate account fees and other revenues	25,808	27,061	31,658

Total Receipts	666,793	674,665	829,844

Policy and contract benefits	582,665	403,507	416,205

Commissions and expenses paid	81,484	77,751	76,745

Federal income taxes paid	19,761	40,213	34,054

Net transfers to/(from) separate accounts	(133,946)	(82,172)	57,632

Total Disbursements	549,964	439,299	584,636

Net cash from operations	116,829	235,366	245,208

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	973,560	2,010,817	1,222,345

Net gains on cash, cash equivalents and short-term investments	20	27	4

Miscellaneous proceeds	—	5,968	—

Cost of investments acquired:

Bonds	784,515	2,907,565	1,697,286

Net increase in contract loans	14,036	3,372	1,750

Stocks	—	—	8,400

Miscellaneous applications	6,133	—	7,468

Net cash used in investments	168,896	(894,125)	(492,555)

CASH FROM FINANCING AND OTHER

Net deposits/(withdrawals) on deposit-type contracts funds	(7,113)	677,713	192,558

Dividends to stockholders	(118,100)	(83,900)	(81,600)

Other cash provided (applied)	5,717	(3,306)	19,945

Net cash from financing and other	(119,496)	590,507	130,903

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	166,229	(68,252)	(116,444)

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	97,648	165,900	282,344

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$263,877	$97,648	$165,900

See notes to statutory-basis financial statements	TC Life Insurance Company Financials	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a stock life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a stock life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

The Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2023	2022	2021

Net income (loss), New York SAP			$60,820	$146,677	$121,810

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(631)	19	(377)

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	(31)	10	27

Net income (loss), NAIC SAP			$60,158	$146,706	$121,460

Capital and surplus, New York SAP			$831,926	897,416	$841,657

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	509	589	669

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	5,487	6,118	6,099

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6	37	27

Capital and surplus, NAIC SAP			$837,928	$904,160	$848,452

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2023 and 2022 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, non-interest related other-than-temporary impairment losses shall be recorded through the asset valuation reserve (“AVR”), while interest related other-than-temporary impairment losses may be recorded through the Interest Maintenance Reserve (“IMR”) in certain circumstances;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

TC Life Insurance Company Financials	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine and the conflict in the Middle East have created significant uncertainties in the global financial markets and economies. The duration and extent of these uncertainties and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

B-10	TC Life Insurance Company Financials

continued

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

TC Life Insurance Company Financials	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2023	2022	Change

Net deferred tax assets	$35,344	$34,057	$1,287

Deferred premium assets	26,285	29,892	(3,607)

Sundry receivables	921	720	201

Total	$62,550	$64,669	$(2,119)

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

B-12	TC Life Insurance Company Financials

continued

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2023	2022	2021

Exchange/restructure/transfer of bond investments	$120,845	$152,152	$58,809

Capitalized interest on bonds	$2,625	$2,796	$2,682

Interest credited on deposit-type contracts	$230,650	$97,992	$89,488

Deposits of bond investments on deposit-type contracts	$—	$—	$783,824

Application of new accounting pronouncements:

Recently issued accounting pronouncements:

In August 2023, the NAIC adopted revisions to SSAP 26R, Bonds, SSAP 43R, Loan-Backed and Structured Securities and other SSAPs as part of the principles-based bond definition project. These revisions incorporate principle concepts on what should be reported as a long-term bond, and the accounting and reporting guidance for such bonds. Eligible bonds must qualify as either an issuer credit obligation or an asset backed security. The revisions are effective January 1, 2025. Investments that were reported as a bond within the investment reporting schedules within the Annual Statement as of December 31, 2024, that do not qualify under the principle-based bond concepts shall be reported as a disposal from the bond schedule, with a reacquisition on the appropriate reporting schedule and a corresponding change in accounting treatment as of January 1, 2025. The Company is still evaluating the impact of the adoption of the principles-based bond definition.

In December 2023, the NAIC adopted revisions to the Annual Statement Instructions related to specific allocations to the IMR and AVR. The principal concept of the IMR and AVR is that interest-related losses go to IMR, and non-interest-related losses go to AVR. The current annual statement instructions have permitted unintended allocations that appear to direct an entity to allocate non-interest-related losses to IMR rather than correctly to the AVR. The updated guidance requires an entity to consider downgrades of debt securities within a reasonable period after sale or disposal to determine whether realized losses should go to IMR or AVR. Additionally, the revised guidance has added loans with an established valuation allowance to the criteria for losses reported to AVR. These revisions are effective on January 1, 2024. The Company is still evaluating the impact of this adoption.

In December 2023, the NAIC proposed revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments which explicitly preclude all investments reported as Other Invested Assets within the investment reporting schedules within the Annual Statement and mortgage loans in the scope of SSAP No. 37, Mortgage Loans from being classified as cash equivalents or short-term investments. These amendments are effective on January 1, 2025. The Company is still evaluating the impact of this adoption.

Recently adopted accounting pronouncements:

In March 2023, the NAIC adopted revisions to SSAP No. 34, Investment Income Due and Accrued. The revisions provided additional disclosures for interest income due and PIK interest included in current principal balances. The revisions are effective December 31, 2023 and did not have a material impact to the financial statements.

In March 2023, the NAIC adopted revisions to SSAP No. 100R, Fair Value. The revisions adopt ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions to provide clarity in situations involving equity securities that have restrictions related to the sale of the asset. The adoption does not incorporate the GAAP disclosures on sales restrictions, but clarifies that items restricted as to sale would be captured as restricted assets and subject to admittance considerations. The revisions are effective immediately and did not have a material impact to the Company.

In August 2023, the NAIC adopted Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserves (“INT 23-01”), which provides a temporary option to allow reporting entities with risk-based capital (“RBC”) greater than 300% of authorized control level (after certain adjustments) to admit net negative IMR. This admittance of net negative (disallowed) IMR is limited to 10% of adjusted capital and surplus. INT 23-01 also includes guidance on the accounting for losses from fair value derivatives and negative IMR at separate accounts, and specific reporting and disclosure requirements. INT 23-01 is effective immediately and will remain in effect until December 31, 2025. The Company adopted INT 23-01 and it did not have a material impact to the financial statements.

TC Life Insurance Company Financials	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

In August 2023, the NAIC adopted revisions to clarify how paid-in-kind (“PIK”) interest is calculated for relevant disclosures. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal or par value from the current principal or par value. The guidance is effective for 2023 year-end reporting and did not have a material impact to the financial statements.

In September 2023, the NAIC adopted revisions to SSAP No. 43R, Loan-Backed and Structured Securities, and SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, to clarify the scope and reporting for investment structures that represent residual interests or a residual security tranche (collectively referred to as residuals). The revisions are effective for year-end December 31, 2023 and did not have a material impact to the financial statements.

In September 2023, the NAIC adopted certain accounting practices within Interpretation 2023-03, Inflation Reduction Act (“the Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 23-03”). The Act imposes a CAMT to the excess of 15% of a corporation’s adjusted financial statement income over its corporate alternative minimum foreign tax credit. INT 23-03 provides guidance for CAMT reporting on or after year-end 2023 and includes accounting, the statutory valuation allowance, admissibility, and transition. Pursuant to the guidance in INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT in 2023.

In December 2023, the NAIC proposed revisions to SSAP No. 30R, Unaffiliated Common Stock and SSAP No. 32R, Preferred Stock. These revisions added language to explicitly clarify that investments that are in the form of either common or preferred stock but that are in-substance residual interests or a residual security tranche (that is, meeting the definition of such residuals in SSAP No. 43R, Loan-Backed and Structured Securities or SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies) must be reported as Other Invested Assets and included as residuals within the investment reporting schedules within the Annual Statement. These revisions are effective December 31, 2023 and did not have a material impact on the financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2023
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$109,902	$76	$(11,569)	$98,409

All other governments	89,759	283	(2,211)	87,831

States, territories & possessions	74,833	383	(1,479)	73,737

Political subdivisions of states, territories, & possessions	109,479	201	(10,238)	99,442

Special revenue & special assessment, non-guaranteed agencies & government	1,122,560	1,520	(134,553)	989,527

Industrial & miscellaneous	11,630,609	43,910	(1,149,680)	10,524,839

Hybrids	—	—	—	—

Total	$13,137,142	$46,373	$(1,309,730)	$11,873,785

	2022
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$161,329	$21	$(15,527)	$145,823

All other governments	66,644	—	(3,262)	63,382

States, territories & possessions	48,408	98	(2,933)	45,573

Political subdivisions of states, territories, & possessions	81,936	56	(13,077)	68,915

Special revenue & special assessment, non-guaranteed agencies & government	1,169,852	223	(182,059)	988,016

Industrial & miscellaneous	11,822,035	15,993	(1,530,589)	10,307,439

Hybrids	5,000	—	(88)	4,912

Total	$13,355,204	$16,391	$(1,747,535)	$11,624,060

B-14	TC Life Insurance Company Financials

continued

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2023

All other bonds	$216,957	$(6,820)	$210,137	$10,133,840	$(1,122,655)	$9,011,185

Loaned-backed and structured bonds	21,676	(471)	21,205	1,412,665	(179,784)	1,232,881

Total	$238,633	$(7,291)	$231,342	$11,546,505	$(1,302,439)	$10,244,066

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

All other bonds	$8,250,652	$(938,074)	$7,312,578	$3,114,164	$(598,227)	$2,515,937

Loaned-backed and structured bonds	936,198	(89,278)	846,920	662,224	(121,958)	540,266

Total	$9,186,850	$(1,027,352)	$8,159,498	$3,776,388	$(720,185)	$3,056,203

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds seen in the less than twelve months amount as of December 31, 2022. During 2023, interest rates stabilized which resulted in bonds continuing to be in unrealized loss positions. As a result, the majority of the bonds with unrealized losses in the less than twelve months amount as of December 31, 2022 migrated to the twelve months or more amount as of December 31, 2023. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

TC Life Insurance Company Financials	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2023		December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$249,044	$246,233	$359,227	$356,127

Due after one year through five years	3,221,609	3,071,351	2,841,696	2,657,983

Due after five years through ten years	4,479,762	4,025,555	4,732,489	4,038,504

Due after ten years	3,607,444	3,129,452	3,793,724	3,154,122

Subtotal	11,557,859	10,472,591	11,727,136	10,206,736

Residential mortgage-backed securities	491,665	439,790	519,888	459,229

Commercial mortgage-backed securities	746,466	641,442	687,433	570,939

Asset-backed securities	341,152	319,963	420,748	387,156

Subtotal	1,579,283	1,401,195	1,628,069	1,417,324

Total	$13,137,142	$11,873,786	$13,355,205	$11,624,060

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2023		2022

NAIC 1 and 2	$13,069,532	99.5%	$13,312,393	99.7%

NAIC 3 through 6	67,610	0.5	42,812	0.3

Total	$13,137,142	100.0%	$13,355,205	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2023	2022

Finance and financial services	24.4%	26.4%

Manufacturing	15.3	16.7

Public Utilities	11.2	12.3

Services	8.3	5.1

Revenue and special obligations	7.7	7.2

Commercial mortgage-backed securities	5.7	5.1

Real estate investment trusts	5.3	5.3

Oil and gas	4.8	3.6

Residential mortgage-backed securities	3.7	3.9

Communications	3.2	3.4

Retail & Wholesale Trade	3.2	3.0

Transportation	2.7	3.3

Asset-backed securities	2.6	3.2

Other governments	0.7	0.3

Mining	0.6	0.4

U.S. governments	0.3	0.4

Other	0.3	0.4

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

B-16	TC Life Insurance Company Financials

continued

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Bonds	$439,192	$406,788	$368,507

Stocks	357	357	180

Other invested assets	335	336	338

Cash, cash equivalents and short-term investments	2,578	606	26

Contract loans	2,567	2,115	2,017

Total gross investment income	445,029	410,202	371,068

Investment expenses	(12,172)	(11,984)	(13,297)

Net investment income before amortization/(accretion) of IMR	432,857	398,218	357,771

Amortization/(accretion) of IMR	2,938	6,267	4,843

Net investment income	$435,795	$404,485	$362,614

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

Interest Income Due and Accrued	2023	2022

Gross	$103,762	$100,958

Nonadmitted	$—	$—

Total Admitted	$103,762	$100,958

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Bonds	$(35,025)	$17,455	$14,835

Cash, cash equivalent and short-term investments	20	27	4

Total before capital gain (loss) tax and transfers to IMR, net of taxes	(35,005)	17,482	14,839

Transfers to IMR, net of taxes	27,660	(13,848)	(11,658)

Capital gain/loss tax benefit (expense)	7,821	(4,476)	(4,274)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$476	$(842)	$(1,093)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2023	2022	2021

Other-than-temporary impairments:

Bonds	$2,954	$2,713	$1,048

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2023	2022	2021

Proceeds from sales	$353,109	$1,479,024	$272,978

Gross gains on sales	$645	$27,902	$9,640

Gross losses on sales	$26,235	$4,130	$596

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

TC Life Insurance Company Financials	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

B-18	TC Life Insurance Company Financials

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2023 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,873,785	$13,137,142	$—	$11,869,309	$4,476

Preferred stock	7,746	9,755	1,355	6,391	—

Other invested assets	4,741	4,596	—	4,741	—

Separate account assets	4,465,616	4,465,616	4,443,608	22,008	—

Contract loans	62,247	62,247	—	—	62,247

Cash, cash equivalent & short term investments	263,878	263,877	—	263,878	—

Total	$16,678,013	$17,943,233	$4,444,963	$12,166,327	$66,723

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,024,907	$9,024,907	$—	$—	$9,024,907

Separate account liabilities	4,453,431	4,453,431	—	—	4,453,431

Total	$13,478,338	$13,478,338	$—	$—	$13,478,338

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2022 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,624,060	$13,355,205	$—	$11,618,711	$5,349

Preferred stock	6,990	9,376	976	6,014	—

Other invested assets	4,821	4,621	—	4,821	—

Separate account assets	3,966,298	3,966,298	3,950,875	15,423	—

Contract loans	48,211	48,211	—	—	48,211

Cash, cash equivalent & short term investments	97,666	97,648	1,679	95,987	—

Total	$15,748,046	$17,481,359	$3,953,530	$11,740,956	$53,560

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,801,780	$8,801,780	$—	$—	$8,801,780

Separate account liabilities	3,954,476	3,954,476	—	—	3,954,476

Total	$12,756,256	$12,756,256	$—	$—	$12,756,256

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2023 and 2022. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When

TC Life Insurance Company Financials	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2023
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred stock	$1,355	$—	$—	$1,355

Separate account assets	4,443,608	22,008	—	4,465,616

Total assets at fair value	$4,444,963	$22,008	$—	$4,466,971

Total liabilities at fair value	$—	$—	$—	$—

	2022
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$976	$—	$—	$976

Separate account assets	3,950,875	15,423	—	3,966,298

Total assets at fair value	$3,951,851	$15,423	$—	$3,967,274

Total liabilities at fair value	$—	$—	$—	$—

B-20	TC Life Insurance Company Financials

continued

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2023 and 2022, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2023
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,300	$—	$—	$—	$3,300	$7,897	$(4,597)	$—	$3,300	0.018%	0.018%

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,897	$—	$—	$—	$7,897	$7,972	$(75)	$—	$7,897	0.045%	0.045%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$21,083	$49,620	$19,514	$50,420

Total	$21,083	$49,620	$19,514	$50,420

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

TC Life Insurance Company Financials	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s “Separate account” assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2023		2022
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$480,535	$—	$398,868	$—

TIAA Life VLI-2	274,544	—	238,252	—

TIAA Life VA-1	3,682,926	—	3,302,294	—

TIAA Life MVA-1	—	27,611	—	26,884

Total	$4,438,005	$27,611	$3,939,414	$26,884

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-22	TC Life Insurance Company Financials

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2023
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$810	$—	$151,027	$151,837

Reserves

For accounts with assets at:

Fair value	$12,603	$2,824	$4,438,051	$4,453,478

Amortized cost	—	—	—	—

Total reserves	$12,603	$2,824	$4,438,051	$4,453,478

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$12,103	$2,824	$—	$14,926

At fair value	—	—	4,438,051	4,438,051

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$12,603	$2,824	$4,438,051	$4,453,477

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101	$—	$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

TC Life Insurance Company Financials	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2023	2022	2021

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$151,074	$164,515	$319,598

Transfers from separate accounts	(284,116)	(241,408)	(259,869)

Net transfers to (from) separate accounts	(133,042)	(76,893)	59,729

Reconciling adjustments:

Fund transfer exchange gain (loss)	127	(381)	(852)

Transfers as reported in the Company’s Statements of Operations	$(132,915)	$(77,274)	$58,877

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2023	2022	2021

Payments to TIAA

Operating expenses	$50,057	$49,846	$45,886

Investment expenses	10,674	11,400	13,156

Total	$60,731	$61,246	$59,042

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Payments to Services	$535	$1,441	$3,113

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Payments to TFI	$32,658	$25,351	$21,489

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand or (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2023, 2022, and 2021, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 28, 2024. As of December 31, 2023, $75,000 thousand of this facility was maintained on a committed basis and there was no balance outstanding.

B-24	TC Life Insurance Company Financials

continued

At December 31, 2023 or 2022, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2023	2022

Amounts due to Parent and affiliates	$9,201	$7,496

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2023 or December 31, 2022.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2023			2022			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$48,491	$4,374	$52,865	$49,284	$4,984	$54,268	$(793)	$(610)	$(1,403)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	48,491	4,374	52,865	49,284	4,984	54,268	(793)	(610)	(1,403)

d) Deferred tax assets non-admitted	31,271	4,073	35,344	29,290	4,766	34,056	1,981	(693)	1,288
e) Subtotal net admitted deferred tax asset (c-d)	17,220	301	17,521	19,994	218	20,212	(2,774)	83	(2,691)
f) Deferred tax liabilities	2,680	301	2,981	3,694	218	3,912	(1,014)	83	(931)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$14,540	$—	$14,540	$16,300	$—	$16,300	$(1,760)	$—	$(1,760)

	2023			2022			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission calculation components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	14,540	—	14,540	16,300	—	16,300	(1,760)	—	(1,760)
1. Adjusted gross DTA expected to be realized following the balance sheet date	14,540	—	14,540	16,300	—	16,300	(1,760)	—	(1,760)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	122,608	XXX	XXX	132,167	XXX	XXX	(9,559)

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	2,680	301	2,981	3,694	218	3,912	(1,014)	83	(931)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$17,220	$301	$17,521	$19,994	$218	$20,212	$(2,774)	$83	$(2,691)

	2023	2022

(a) Ratiopercentage used to determinerecovery period and threshold limitation amount	1,082%	1,154%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$817,386	$881,116

TC Life Insurance Company Financials	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

	12/31/2023		12/31/2022		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$48,491	$4,374	$49,284	$4,984	$(793)	$(610)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$17,220	$301	$19,994	$218	$(2,774)	$83

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2023	2022	2021

Curret income tax:

Federal income tax expense	$13,284	$34,060	$28,238

Foreign taxes	—	—	—

Subtotal	$13,284	$34,060	$28,238

Federal income taxes expense/(benefit) on net capital gains/(losses)	(7,821)	4,256	4,274

Other	780	940	829

Federal and foreign income tax expense	$6,243	$39,256	$33,341

	12/31/2023	12/31/2022	Change

Deferred tax assets:

Ordinary:

Policyholder reserves	$10,304	$8,685	$1,619

Deferred acquisition costs	36,818	38,898	(2,080)

Other	1,369	1,701	(332)

Subtotal	$48,491	$49,284	$(793)

Non-admitted	31,271	29,290	1,981

Admitted ordinary deferred tax assets	$17,220	$19,994	$(2,774)

Capital:

Investments	$4,374	$4,984	$(610)

Net capital loss carry-forward	—	—	—

Subtotal	$4,374	$4,984	$(610)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	4,073	4,766	(693)

Admitted capital deferred tax assets	301	218	83

Admitted deferred tax assets	$17,521	$20,212	$(2,691)

Deferred tax liabilities:

Ordinary:

Reserve transition adjustment	$1,359	$2,039	$(680)

Investments	1,266	1,500	(234)

Other	55	155	(100)

Subtotal	$2,680	$3,694	$(1,014)

Capital:

Investments	$301	$218	$83

Deferred tax liabilities	$2,981	$3,912	$(931)

Net admitted deferred tax assets/liabilities	$14,540	$16,300	$(1,760)

B-26	TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2023, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$8,275	21.00%

Dividends received deduction	(1,560)	(3.96)

Amortization of interest maintenance reserve	(617)	(1.57)

Tax-exempt interest	(38)	(0.10)

Liability for unauthorized reinsurance	286	0.73

Prior year true-up	192	0.49

Nonadmitted assets and other permanent differences	98	0.25

Total statutory income taxes	$6,636	16.84%

Federal and foreign income tax expense—ordinary	$14,064	35.69%

Federal and foreign income tax expense—capital	(7,821)	(19.85)

Change in net deferred income tax charge (benefit)	393	1.00

Total statutory income taxes	$6,636	16.84%

At December 31, 2023, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2021	$—	$4,494	$4,494

2022	—	4,256	4,256

2023	—	—	—

Total	$—	$8,750	$8,750

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) Seven30 Insurance (Bermuda) Co. Limited

3) AMC Holding, Inc.**

4) Business Property Lending Inc.**

5) CustomerOne Financial Network, Inc.**

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) NIS/R&T, Inc.*

9) Nuveen Holdings, Inc.*

10) Nuveen Holdings 1, Inc.*

11) Nuveen Investments, Inc.*

12) Nuveen Investments Holdings, Inc.*

13) Nuveen Securities, LLC*

14) T-C Europe Holding, Inc.

15) T-C SP, Inc.

16) Teachers Insurance and Annuity Association of America

17) Terra Land Company

18) TIAA Board of Governors

19) TIAA-CREF Tuition Financing, Inc.

20) TIAA Commerical Finance, Inc.**

21) TIAA FSB Holdings, Inc.**

22) TIAA, FSB**

TC Life Insurance Company Financials	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

23) TIAA Trust, N.A.

24) Westchester Group Farm Management, Inc.

25) Westchester Group Investment Management Holding Company, Inc.

26) Westchester Group Investment Management, Inc.

27) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The companies denoted with a double asterisk above (collectively “Bank subgroup”) are subject to a separate tax matters agreement. Under the agreement, current federal income tax expense (benefit) is computed on an adjusted separate subgroup return basis in accordance with the agreement.

The Company’s tax years 2018 through 2022 are open to examination by the Internal Revenue Service (“IRS’).

Corporate Alternative Minimum Taxes

The Act was enacted on August 16, 2022. The Act included a new CAMT which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and it will not be liable for CAMT in 2023.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 as applicable.

The Company maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,577 thousand and $3,622 thousand as of December 31, 2023 and 2022, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2023 and 2022.

For the years ended December 31, 2023 and 2022, the Company did not have any Group Annuity reserves.

B-28	TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,926	$—	$14,926	0.4%

At fair value	—	—	3,622,778	3,622,778	78.0%

Total with market value adjustment or at fair value	$—	$14,926	$3,622,778	$3,637,704	78.4%

At book value without adjustment (minimal or no charge or adjustment)	864,978	—	—	864,978	18.6%

Not subject to discretionary withdrawal	139,502	—	—	139,502	3.0%

Total (direct + assumed)	$1,004,480	$14,926	$3,622,778	$4,642,184	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,004,480	$14,926	$3,622,778	$4,642,184

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,751	$—	$14,751	0.3%

At fair value	—	—	3,253,612	3,253,612	74.3%

Total with market value adjustment or at fair value	$—	$14,751	$3,253,612	$3,268,363	74.6%

At book value without adjustment (minimal or no charge or adjustment)	979,990	—	—	979,990	22.4%

Not subject to discretionary withdrawal	130,371	—	—	130,371	3.0%

Total (direct + assumed)	$1,110,361	$14,751	$3,253,612	$4,378,724	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,110,361	$14,751	$3,253,612	$4,378,724

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$62,402	$62,402	0.7%

At book value without adjustment (minimal or no charge or adjustment)	8,863,586	—	—	8,863,586	97.5%

Not subject to discretionary withdrawal	161,321	—	—	161,321	1.8%

Total (direct + assumed)	$9,024,907	$—	$62,402	$9,087,309	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,024,907	$—	$62,402	$9,087,309

TC Life Insurance Company Financials	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$49,942	$49,942	0.6%

At book value without adjustment (minimal or no charge or adjustment)	8,653,636	—	—	8,653,636	97.7%

Not subject to discretionary withdrawal	148,144	—	—	148,144	1.7%

Total (direct + assumed)	$8,801,780	$—	$49,942	$8,851,722	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,801,780	$—	$49,942	$8,851,722

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

		2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,027,931	$2,027,987	$2,057,285

Variable Universal Life	363,262	362,288	373,344

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	588,263

Disability—Active Lives	—	—	12,484

Disability—Disabled Lives	—	—	2,605

Miscellaneous Reserves	—	—	21,214

Total (direct + assumed)	$2,391,193	$2,390,275	$3,055,195

Reinsurance Ceded	—	—	428,055

Total (net)	$2,391,193	$2,390,275	$2,627,140

	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,089,115	$2,089,192	$2,113,221

Variable Universal Life	363,677	361,818	373,157

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	609,526

Disability—Active Lives	—	—	12,327

Disability—Disabled Lives	—	—	2,103

Miscellaneous Reserves	—	—	23,577

Total (direct + assumed)	$2,452,792	$2,451,010	$3,133,911

Reinsurance Ceded	—	—	449,366

Total (net)	$2,452,792	$2,451,010	$2,684,545

B-30	TC Life Insurance Company Financials

continued

		2023
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$755,230	$752,871	$752,871

Reinsurance Ceded	—	—	—

Total (net)	$755,230	$752,871	$752,871

	2022
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$637,230	$634,039	$634,039

Reinsurance Ceded	—	—	—

Total (net)	$ 637,230	$ 634,039	$ 634,039

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2023 or 2022. The Company has $33,288,012 thousand and $37,360,794 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2023 and 2022, respectively. Premium deficiency reserves related to the above insurance total $5,273 thousand and $6,517 thousand at December 31, 2023 and 2022, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	2023	2022	2021

Direct premiums	$298,430	$345,006	$525,018

Ceded premiums	(81,354)	(86,708)	(89,705)

Net premiums	$217,076	$258,298	$435,313

TC Life Insurance Company Financials	B-31

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2023	2022	2021

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$81,354	$86,708	$89,705

Policy and contract benefits	92,460	60,233	62,808

Increase/(decrease) in policy and contract reserves	40,894	(19,195)	(9,129)

Reserves for life and health, annuities and deposit-type contracts	631,521	586,225	610,407

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2023	2022	2021

Change in net unrealized capital gains (losses), net of taxes	$299	$(825)	$1,137

Change in reserve on account of change in valuation basis	—	—	1,568

Change in asset valuation reserve	(11,942)	(12,844)	(8,956)

Change in net deferred federal income tax	(393)	(1,282)	3,346

Change in non-admitted assets	2,119	3,684	(2,112)

Change in liability for reinsurance of unauthorized companies	1,362	5,260	(11,600)

Change in surplus of separate accounts	345	(1,011)	(719)

Dividends to stockholders	(118,100)	(83,900)	(81,600)

As of December 31, 2023 and 2022, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $1,172 thousand and $793 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2023, 2022 and 2021.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend under the earned surplus standard or the surplus only standard, but not both. The earned surplus standard allows a dividend to be paid out of earned surplus as long as the aggregated amount of all such dividends in any calendar year does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net income for the immediately preceding calendar year (excluding realized capital gains), provided the dividends do not exceed 30% of its surplus to policyholders as of the immediately preceding calendar year. Earned surplus is the positive surplus excluding 85% of the change in net unrealized capital gains (losses) on investments, net of taxes, for the immediately preceding calendar year. The surplus only standard allows a dividend to be paid when the Company does not have earned surplus as long as the aggregate amount of all such dividends in any calendar year does not exceed the lessor of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $118,100 thousand, $83,900 thousand and $81,600 thousand for the years ended December 31, 2023, 2022, and 2021, respectively. The Company’s dividends are not on a cumulative basis.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 14, 2024, the date the financial statements were available to be issued.

B-32	TC Life Insurance Company Financials